Annual Report

STAGECOACH VARIABLE ANNUITIES

December 31, 2000


Stagecoach Variable Annuity(TM)

Stagecoach Variable Annuity Plus(TM)

Stagecoach Extra Credit Variable Annuity(TM)

Stagecoach Variable Annuity Flex(TM)

                               TABLE OF CONTENTS

Letter to Contract Holders..................................   2
Wells Fargo Variable Trust Financial Statements.............   3
American Skandia Trust Financial Statements................. 103
Montgomery Variable Series.................................. 207
Invesco Variable Fund....................................... 221

This report has been prepared to provide information to owners of American Skandia Life Assurance Corporation's Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity and Stagecoach Variable Annuity Flex. If it is used for any other purpose, it must be accompanied or preceded by a current prospectus, as applicable, which discloses any charges and other important information about the Account, together with the current applicable prospectus for the Wells Fargo Variable Trust, the American Skandia Trust, the Montgomery Variable Series and the Invesco Variable Fund.

The financial statements for the sub-accounts that invest in Portfolios of American Skandia Trust reflect financial activity for the Stagecoach Variable Annuities and other products that use the same sub-accounts.

 VARIABLE ANNUITIES:
---------------------------------------------------------------------

 - are NOT insured by the FDIC or U.S. Government

 - are NOT obligations or deposits of Wells Fargo Bank nor guaranteed by the Bank

 - involve investment risk, including possible loss of principal  [NO FDIC LOGO]

STAGECOACH VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY PLUS
STAGECOACH EXTRA CREDIT VARIABLE ANNUITY
STAGECOACH VARIABLE ANNUITY FLEX
ANNUAL REPORT

February 23, 2001

Dear Valued Contractholders:

2000 was quite a roller-coaster ride. It was the first year in ten that the S&P 500 posted a negative number. It was the year that the NASDAQ bubble burst. And it was a good year to be with American Skandia and Wells Fargo.

That's because 2000 was a year that underscored the critical importance of diversification. And diversification is what American Skandia and Wells Fargo is all about. You've got 15 world-class money managers to choose from, covering most every asset class and style. They're not just leaders in their field, they bring distinctive approaches to investing in the market, which translates into your having a wider range of choices for diversification.

Our process stood the test of 2000. It held up while assets classes fell in and out of favor. Those inevitable changes in market positions are why, as always, we encourage you to regularly meet with a financial professional to review your investments and determine if you need to re-allocate.

We succeed as an organization when you succeed in reaching your long-term savings goals. Providing you with the investment tools to take advantage of asset allocation and diversification across asset classes and management styles has been key to this success.

We're confident that we offer the broad asset class diversification it takes to respond to market demands as they go up or down, and to meet your personal financial needs and goals.

Sincerely,

/s/ Wade Dokken
Wade A. Dokken
Chief Executive Officer
American Skandia

                           WELLS FARGO VARIABLE TRUST

                                 ANNUAL REPORT
                               DECEMBER 31, 2000

                             ASSET ALLOCATION FUND
                              CORPORATE BOND FUND
                               EQUITY INCOME FUND
                               EQUITY VALUE FUND
                                  GROWTH FUND
                           INTERNATIONAL EQUITY FUND
                           LARGE COMPANY GROWTH FUND
                               MONEY MARKET FUND
                             SMALL CAP GROWTH FUND

                      VARIABLE TRUST ASSET ALLOCATION FUND

INVESTMENT OBJECTIVE

The Variable Trust Asset Allocation Fund (the Fund) seeks long-term total return, consistent with reasonable risk.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Barclays Global Fund Advisors, N.A.

FUND MANAGERS
Team managed

INCEPTION DATE
04/15/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 1.02%(1) for the 12-month period ended December 31, 2000. The Fund's benchmark is allocated 60% S&P 500 Index(2), which returned (9.11)% during the period, and 40% Lehman Brothers Treasury 20+ Year Index(3), which returned 21.50% for the period. The Fund distributed $0.31 per share in dividend income and $0.47 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The stock market tumbled early in the year, as interest rate increases orchestrated by the Federal Reserve Board (the Fed) finally began to slow the nation's economy. The Nasdaq Composite Index(4) led the downturn, plummeting nearly 25% during April's second week due to a dramatic sell-off throughout the technology sector.

     While stocks struggled throughout the year, the Fund's allocation in U.S. Treasury securities provided a safer, steady return that helped shareholders offset their equity losses. Another significant event that shaped the bond market was the U.S. Treasury Department's decision to buy back U.S. Treasury securities amid the growing U.S. budget surplus. Faced with a potential shortage of bonds, investors scrambled to purchase U.S. Treasury securities, especially those with long maturities, in fear that there would not be any around later. The demand for U.S. Treasury securities boosted prices, resulting in double-digit gains and contributing to the bond market's best performance since 1995.

STRATEGIC OUTLOOK

     The outlook for the Fund remains cautiously optimistic. With the Fed expected to cut interest rates throughout 2001 to stimulate the economy, stocks could rally later in the year. U.S. Treasury securities should also perform well due to tight supplies and a growing budget surplus.

                    VARIABLE TRUST ASSET ALLOCATION FUND(8)
                          GROWTH OF $10,000 INVESTMENT
[ASSET ALLOCATION PERFORMANCE GRAPH]

                                                                         LEHMAN BROTHERS TREASURY 20+
                                            WFVT ASSET ALLOCATION FUND            YEAR INDEX                 S & P 500 INDEX
                                            --------------------------   ----------------------------        ---------------
                                                      10000                         10000                         10000
                                                       9940                          9917                         10164
6/94                                                   9796                          9815                          9915
                                                      10107                         10178                         10241
                                                      10248                         10078                         10660
                                                       9964                          9733                         10400
                                                      10055                          9702                         10633
                                                       9954                          9771                         10246
12/94                                                 10113                          9932                         10398
                                                      10384                         10202                         10668
                                                      10707                         10488                         11083
                                                      10894                         10588                         11409
                                                      11137                         10778                         11745
                                                      11686                         11667                         12214
6/95                                                  11870                         11808                         12497
                                                      12031                         11598                         12911
                                                      12127                         11876                         12944
                                                      12438                         12111                         13490
                                                      12514                         12475                         13442
                                                      12860                         12799                         14031
12/95                                                 13041                         13168                         14301
                                                      13284                         13152                         14788
                                                      13180                         12455                         14925
                                                      13256                         12185                         15068
                                                      13233                         11970                         15290
                                                      13350                         11906                         15683
6/96                                                  13531                         12172                         15742
                                                      13223                         12171                         15047
                                                      13199                         11997                         15364
                                                      13705                         12347                         16227
                                                      14185                         12864                         16675
                                                      14917                         13324                         17934
12/96                                                 14535                         12976                         17579
                                                      14815                         12859                         18678
                                                      14853                         12862                         18824
                                                      14323                         12508                         18050
                                                      14904                         12827                         19126
                                                      15406                         12975                         20294
6/97                                                  15820                         13246                         21197
                                                      16903                         14096                         22883
                                                      16211                         13660                         21601
                                                      16822                         14065                         22783
                                                      16849                         14583                         22022
                                                      17232                         14812                         23041
12/97                                                 17569                         15075                         23438
                                                      17833                         15391                         23696
                                                      18624                         15268                         25404
                                                      19295                         15299                         26705
                                                      19458                         15350                         26977
                                                      19354                         15675                         26513
6/98                                                  20075                         16087                         27590
                                                      19881                         15996                         27297
                                                      17985                         16778                         23353
                                                      18996                         17396                         24850
                                                      20090                         17100                         26867
                                                      21065                         17258                         28496
12/98                                                 22008                         17218                         30137
                                                      22760                         17382                         31406
                                                      21942                         16453                         30426
                                                      22567                         16380                         31643
                                                      23208                         16393                         32867
                                                      22715                         16133                         32092
6/99                                                  23349                         15935                         33838
                                                      22838                         15845                         32781
                                                      22723                         15770                         32619
                                                      22394                         15884                         31725
                                                      23190                         15886                         33733
                                                      23389                         15765                         34418
12/99                                                 24060                         15486                         36445
                                                      23560                         15756                         34615
                                                      23726                         16315                         33961
                                                      25436                         16926                         37283
                                                      24882                         16758                         36160
                                                      24463                         16673                         35419
6/00                                                  25031                         17036                         36294
                                                      24930                         17373                         35728
                                                      26088                         17797                         37946
                                                      25067                         17492                         35943
                                                      25137                         17784                         35792
                                                      24069                         18387                         32971
12/00                                                 24305                         18817                         33133

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

FUND PERFORMANCE
----------------
6-Month*                           (2.90)%
1-Year                              1.02%
5-Year                             13.26%
Since Inception (04/15/94)         14.15%

BENCHMARK                     S&P 500 INDEX(2)   LEHMAN BROTHERS TREASURY 20+ YEAR INDEX(3)
---------                     ----------------   ------------------------------------------
6-Month*                           (8.72)%                         10.45%
1-Year                             (9.11)%                         21.50%
5-Year                             18.33%                           7.40%
Since Inception                    19.78%(5)                        7.53%(5)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover Ratio                     48%
Number of Holdings                           526
Weighted Average Maturity of Bond Portfolio  17.39 Years
Estimated Duration of Bond Portfolio         9.00 Years
NAV                                          $13.82

TEN LARGEST HOLDINGS (AS OF DECEMBER 31, 2000)(6)

                      NAME                        % OF FUND
                      ----                        ---------
US T-Bill, due 2/1/01                                7.54%
General Electric Company                             2.92%
Exxon Mobil Corporation                              1.86%
US T-Bond, 8.00%, 11/15/21                           1.82%
Pfizer Incorporated                                  1.78%
Cisco Systems Incorporated                           1.69%
Citigroup Incorporated                               1.58%
US T-Bond, 6.625%, 2/15/27                           1.57%
US T-Bond, 6.125%, 11/15/27                          1.52%
Wal-Mart Stores Incorporated                         1.46%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(7)

                                  [PIE CHART]

Basic Materials                                3%

Energy                                         5%

Consumer Non-Cyclical                          6%

Consumer Cyclical                              5%

Consumer Services                              3%

Industrials                                    2%

Utilities                                      2%

Health Care                                   10%

Technology                                    17%

Telecommunications                             4%

Commercial Services                            2%

Financial                                     13%

Cash                                           8%

U.S. Treasury Securities                      20%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Asset Allocation Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Asset Allocation Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility, and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Lehman Brothers Treasury 20+ Year Index is an unmanaged index composed of securities in the U.S. Treasury Index with maturities of 20 years or greater. The U.S. Treasury Index represents public obligations of the U.S. Treasury with a remaining maturity of one year or more. You cannot invest directly in an index.

(4) The Nasdaq Composite Index is a broad-based capitalization-weighted index of all Nasdaq National Market & Small-Cap stocks. You cannot invest directly in an index.

(5) The published return closest to the Fund's inception date of April 15, 1994.

(6) The Ten Largest Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Asset Allocation Fund since inception with the S&P 500 Index and the Lehman Brothers Treasury 20+ Year Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                       VARIABLE TRUST CORPORATE BOND FUND

INVESTMENT OBJECTIVE

The Variable Trust Corporate Bond Fund (the Fund) seeks a high level of current income, consistent with reasonable risk.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGER
Jeff Weaver

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned 10.22%(1) for the 12-month period ended December 31, 2000, outperforming its benchmark, the Lehman Brothers U.S. Credit Index(2), which returned 9.39%. The Fund distributed $0.64 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Buoyed by a slowing U.S. economy, tame inflation and a flight to quality from volatile equity markets, bonds--especially investment-grade corporate bonds and long-term U.S. Treasury bonds--soared in 2000. The Fund's extensive holdings of U.S. Treasury bonds contributed to its gains, beating virtually all other investments. The exceptional performance of long-term U.S. Treasury securities was attributed to the U.S. Government's plan to repurchase U.S. Treasury securities. Worried about a potential shortage of U.S. Treasuries, investors scrambled to purchase government bonds, which boosted bond prices while trimming yields.

     Investment-grade corporate bonds were another bright spot in the Fund's portfolio, also generating double digit returns. However, the Fund's portfolio of high-yield junk bonds declined in value due to a rise in defaults and high company debt levels. However, the Fund minimized the impact of junk bond losses by working throughout the year to enhance its average credit quality.

STRATEGIC OUTLOOK

     The outlook for the Fund remains positive. High quality corporate bonds should benefit from additional interest rate cuts, which will help improve profit margins by reducing borrowing costs. In addition, a combination of economic weakness, subdued inflation and a tight supply of U.S. Treasury securities could send U.S. Treasury prices even higher in 2001.

                     VARIABLE TRUST CORPORATE BOND FUND(8)
                          GROWTH OF $10,000 INVESTMENT
[CORPORATE BOND FUND PERFORMANCE GRAPH]

                                                                 WFVT CORPORATE BOND FUND       LEHMAN BROTHERS U.S. CREDIT INDEX
                                                                 ------------------------       ---------------------------------
8/31/99                                                                   10000                               10000
9/30/99                                                                   10005                               10109
10/31/99                                                                  10060                               10155
11/30/99                                                                  10030                               10166
12/31/99                                                                   9984                               10112
1/00                                                                       9958                               10076
2/00                                                                      10082                               10170
3/00                                                                      10252                               10257
4/00                                                                      10059                               10166
5/00                                                                      10011                               10129
6/00                                                                      10244                               10383
7/00                                                                      10342                               10509
8/00                                                                      10515                               10640
9/00                                                                      10539                               10696
10/00                                                                     10587                               10707
11/00                                                                     10729                               10846
12/00                                                                     11004                               11057

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

1-Month                                          2.56%
3-Month                                          4.41%
6-Month                                          7.42%
1-Year                                          10.22%
Since Inception (09/20/99)                       7.71%

         BENCHMARK               LEHMAN BROTHERS U.S. CREDIT INDEX(2)
         ---------               ------------------------------------
1-Month                                          1.94%
3-Month                                          3.36%
6-Month                                          6.53%
1-Year                                           9.39%
Since Inception                                  9.02%(3)

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 100%
Number of Holdings                 112
Average Credit Quality(4)          A1
NAV                                $10.14
Distribution Rate(5)               6.30%
SEC Yield(6)                       6.37%

PORTFOLIO ALLOCATION(7) (AS OF DECEMBER 31, 2000)

                                  [PIE CHART]

U.S. Treasury Notes and Bonds..............   22%

Corporate Bonds............................   68%

Repurchase Agreements......................    7%

Federal Agencies...........................    3%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Funds returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. The Fund is a professionally managed mutual fund. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The average credit quality is compiled from the ratings of Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund.

(5) The distribution rate is based on the actual distributions made by the Fund. The distribution rate is calculated by annualizing the Fund's most recent income dividend and dividing that figure by the applicable current public offering price.

(6) The formula used to calculate the SEC yield is described in the Fund's Statement of Additional Information and is designed to standardize the yield calculations so that all mutual fund companies with the same or similar portfolios quote a uniform yield figure for their non-money market advertisements. SEC yields include the actual amount of interest earned adjusted by any gain or loss realized due to the return of principal, less expenses and the maximum offering price calculated on a 30-day month-end basis.

(7) Portfolio holdings are subject to change.

(8) The chart compares the performance of the Wells Fargo Variable Trust Corporate Bond Fund since inception with the Lehman Brothers U.S. Credit Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                       VARIABLE TRUST EQUITY INCOME FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Income Fund (the Fund) seeks long-term capital appreciation and above-average dividend income.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
David L. Roberts, CFA
Gary J. Dunn, CFA

INCEPTION DATE
05/06/96

PERFORMANCE HIGHLIGHTS

     The Fund returned 2.33%(1) for the 12-month period ended December 31, 2000, outperforming the Fund's benchmark, the S&P 500 Index(2), which returned (9.11)%, and underperforming the Russell 1000 Value Index(3), which returned 7.01%. The Fund distributed $0.17 per share in dividend income and $0.29 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The Fund's diversified portfolio of stocks with above average dividend income helped it to generate a positive return in a challenging market environment. Indeed, the Fund's wide ranging sector distribution helped offset steep declines in the technology and telecommunication sectors while capitalizing on the turnaround in the financial services, energy, health care and utilities sectors.

     In fact, utilities companies such as TXU Corporation and Public Service Enterprise Group posted strong gains during the fourth quarter, while shares of financial services giant J.P. Morgan advanced following Chase Manhattan's acquisition plan. American Express and St. Paul Companies, two other key portfolio holdings, also boosted the Fund's performance. After a difficult year for health care stocks in 1999, the prognosis for the sector improved throughout the year. On the other hand, the Fund's technology holdings steadily lost ground throughout the third and fourth quarters.

STRATEGIC OUTLOOK

     Looking ahead, the Fund expects interest rate reductions to stimulate the U.S. economy. Falling rates should continue to boost the financial services sector, although the near-term outlook for technology stocks remains somewhat problematic. Still, the Fund takes a long-term perspective, and will continue to buy and hold stocks of companies with solid franchises and strong growth prospects.

                      VARIABLE TRUST EQUITY INCOME FUND(7)
                          GROWTH OF $10,000 INVESTMENT
[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY INCOME FUND          S&P 500 INDEX         RUSSELL 1000 VALUE INDEX
                                                 -----------------------          -------------         ------------------------
                                                          10000                       10000                       10000
                                                          10000                       10257                       10125
6/96                                                      10110                       10296                       10133
                                                           9710                        9841                        9750
                                                           9830                       10049                       10029
9/96                                                      10250                       10613                       10427
                                                          10490                       10906                       10831
                                                          11170                       11730                       11616
12/96                                                     10995                       11497                       11467
                                                          11540                       12216                       12023
                                                          11691                       12311                       12200
3/97                                                      11348                       11805                       11761
                                                          11681                       12509                       12255
                                                          12215                       13273                       12940
6/97                                                      12719                       13864                       13495
                                                          13535                       14966                       14511
                                                          12910                       14128                       13995
9/97                                                      13525                       14901                       14840
                                                          13132                       14403                       14426
                                                          13716                       15070                       15063
12/97                                                     13953                       15329                       15503
                                                          13994                       15498                       15285
                                                          14902                       16615                       16313
3/98                                                      15647                       17466                       17312
                                                          15800                       17644                       17428
                                                          15585                       17340                       17170
6/98                                                      15830                       18044                       17389
                                                          15381                       17853                       17082
                                                          13545                       15273                       14540
9/98                                                      14290                       16252                       15375
                                                          15290                       17572                       16566
                                                          15993                       18637                       17338
12/98                                                     16523                       19710                       17929
                                                          16472                       20540                       18073
                                                          16482                       19899                       17818
03/99                                                     17091                       20695                       18187
                                                          17959                       21496                       19885
                                                          17917                       20989                       19667
6/99                                                      18630                       22131                       20237
                                                          18145                       21440                       19644
                                                          17856                       21334                       18915
9/99                                                      17195                       20749                       18255
                                                          17659                       22062                       19307
                                                          17814                       22510                       19156
12/99                                                     17829                       23836                       19248
                                                          16911                       22640                       18620
                                                          15607                       22212                       17237
3/00                                                      17163                       24384                       19340
                                                          17132                       23650                       19115
                                                          17435                       23165                       19316
6/00                                                      17021                       23737                       18433
                                                          16706                       23367                       18664
                                                          17637                       24818                       19702
9/00                                                      17459                       23508                       19883
                                                          17951                       23409                       20372
                                                          17341                       21564                       19616
12/00                                                     18245                       21670                       20599

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

6-Month*                       7.19%
1-Year                         2.33%
Since Inception (05/06/96)    13.79%

BENCHMARK                     S&P 500 INDEX(2)
---------                     ----------------   RUSSELL 1000 VALUE INDEX(3)
6-Month*                            (8.72)%                 11.74%
1-Year                              (9.11)%                  7.01%
Since Inception                 18.05%(4)                16.74%(4)

---------------
*Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 4%
Number of Holdings                 50
NAV                                $17.01

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(5)

NAME                                              % OF FUND
----                                              ---------
St. Paul Companies Incorporated                     4.82%
PepsiCo Incorporated                                4.47%
Tyco International Limited                          3.95%
Emerson Electric Company                            3.20%
Exxon Mobil Corporation                             3.15%
American Home Products Corporation                  3.11%
J.P. Morgan & Company Incorporated                  2.98%
Merck & Company Incorporated                        2.91%
TXU Corporation                                     2.87%
Minnesota Mining & Manufacturing Company            2.79%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(6)

                                  [PIE CHART]

Basic Materials                                                   7%
Consumer (cyclical)                                               7%
Consumer (non-cyclical)                                          13%
Consumer Services                                                 5%
Commercial Services                                               4%
Energy                                                            8%
Financial                                                        11%
Health Care                                                      13%
Industrials                                                      10%
Technology                                                       12%
Telecommunications                                                4%
Utility                                                           4%
Cash                                                              2%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's return would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Income Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Income Equity Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The published return closest to the Fund's inception date of May 6, 1996.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Income Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                        VARIABLE TRUST EQUITY VALUE FUND

INVESTMENT OBJECTIVE

The Variable Trust Equity Value Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Gregg Giboney, CFA
Allan White

INCEPTION DATE
05/01/98

PERFORMANCE HIGHLIGHTS

     The Fund returned 5.78%(1) for the 12-month period ended December 31, 2000. The Fund outperformed the S&P 500 Index(2), which returned (9.11)%, and underperformed the Russell 1000 Value Index(3), which returned 7.01%. The Fund distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     After lagging behind growth counterparts over recent years, value stocks returned to favor in 2000. The value philosophy--buy stocks that are relatively cheap by being undervalued as to such measures as price/earnings ratios--worked well in the aftermath of the technology sell-off and a broader market downturn. In addition, health care, utilities, financial services and energy sectors, all of which represent important Fund holdings, performed well in 2000.

     The financial services sector was a portfolio standout. The prospect of interest rate cuts engineered by the Federal Reserve Board boosted the stock prices of many prominent Fund holdings, including Morgan Stanley Dean Witter, Chase Manhattan, Citigroup and American International Group. With rate cuts forecasted for the first half of 2001, the outlook for this sector remained promising. In addition, higher gas, oil and electric prices benefited the Fund's energy and utilities holdings during the third quarter.

STRATEGIC OUTLOOK

     With share prices of many industry leading companies still recovering from the market's broad downturn in 2000, the Fund remains well positioned to capitalize on improving market conditions. In addition, interest rate reductions should help stimulate economic growth later in 2001, and potentially lead the market--and share prices of value stocks--higher.

                      VARIABLE TRUST EQUITY VALUE FUND(7)
                          GROWTH OF $10,000 INVESTMENT
[EQUITY VALUE PERFORMANCE GRAPH]

                                                 WFVT EQUITY VALUE FUND     RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 ----------------------     ------------------------          -------------
                                                          10000                       10000                       10000
                                                           9680                        9852                        9828
6/98                                                       9739                        9978                       10227
                                                           9268                        9801                       10119
                                                           8156                        8343                        8656
9/98                                                       8626                        8822                        9211
                                                           9199                        9506                        9959
                                                           9460                        9949                       10563
12/98                                                      9624                       10288                       11171
                                                           9403                       10370                       11642
                                                           9161                       10224                       11278
3/99                                                       9380                       10436                       11729
                                                          10188                       11410                       12183
                                                          10087                       11285                       11896
6/99                                                      10399                       11612                       12543
                                                          10024                       11272                       12151
                                                           9477                       10854                       12091
9/99                                                       8981                       10475                       11760
                                                           9285                       11078                       12504
                                                           9255                       10992                       12758
12/99                                                      9386                       11044                       13510
                                                           9142                       10684                       12831
                                                           8715                        9891                       12589
3/00                                                       9498                       11097                       13820
                                                           9284                       10968                       13404
                                                           9416                       11084                       13129
6/00                                                       9157                       10577                       13454
                                                           9311                       10709                       13244
                                                           9974                       11305                       14066
9/00                                                       9813                       11409                       13323
                                                          10048                       11689                       13267
                                                           9527                       11256                       12222
12/00                                                      9929                       11820                       12282

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

6-Month*                            8.43%
1-Year                              5.78%
Since Inception (05/01/98)         (0.27)%

BENCHMARK                     S&P 500 INDEX(2)   RUSSELL 1000 VALUE INDEX(3)
---------                     ----------------   ---------------------------
6-Month*                           (8.72)%                  11.74%
1-Year                             (9.11)%                   7.01%
Since Inception                     7.72%(4)                 6.46%(4)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 124%
Number of Holdings                 72
NAV                                $9.70

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(5)

NAME                                              % OF FUND
----                                              ---------
Citigroup Incorporated                              5.55%
American International Group Incorporated           3.78%
SBC Communications Incorporated                     2.95%
Tyco International Limited                          2.83%
IBM Corporation                                     2.59%
Morgan Stanley Dean Witter                          2.55%
Exxon Mobil Corporation                             2.44%
Philip Morris Companies Incorporated                2.36%
Verizon Communications                              2.33%
Hartford Financial Services Group                   2.20%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(6)

                                  [PIE CHART]

Basic Materials                                4%

Consumer (cyclical)                            7%

Consumer (non-cyclical)                        7%

Consumer Services                              4%

Commercial Services                            4%

Energy                                        10%

Financial                                     24%

Health Care                                    8%

Industrials                                    4%

Technology                                    11%

Telecommunications                             8%

Transportation                                 1%

Utility                                        1%

Cash                                           7%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Equity Value Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Equity Value Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

(4) The published return closest to the Fund's inception date of May 1, 1998.

(5) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(6) Portfolio holdings are subject to change.

(7) The chart compares the performance of the Wells Fargo Variable Trust Equity Value Fund since inception with the S&P 500 Index and the Russell 1000 Value Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                           VARIABLE TRUST GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Kelli Hill
Stephen Biggs, CFA

INCEPTION DATE
04/12/94

PERFORMANCE HIGHLIGHTS

     The Fund returned (13.60)%(1) for the 12-month period ended December 31, 2000. The Fund underperformed its benchmark, the S&P 500 Index(2), which returned (9.11)%. The Fund distributed no dividend income and $2.09 per share in capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     The year began on an upbeat note, with both the Dow Jones Industrial Average and the Nasdaq Composite Index (Nadsaq) reaching record highs. In fact, the technology-laden Nasdaq surpassed the 5,000 barrier in March, just two months after crossing the 4,000 mark. Yet the situation changed dramatically in April's second week, with the Nasdaq falling more than 25%. The technology meltdown spilled over into the broader market, affecting growth-oriented mutual funds that held significant positions in this sector, including industry leaders such as Cisco, Intel, Microsoft--firms that represent several top Fund holdings. In all, the Nasdaq would decline by a stunning 39% at the close of 2000, with large-cap growth funds falling 16%.

     The Fund's diversified holdings helped to cushion the downturn. For example, value-oriented financial services stocks gathered momentum throughout the year and would ultimately emerge as one of the market's best performing equity sectors. The Fund's energy holdings also fared well due to rising gas and oil prices.

STRATEGIC OUTLOOK

     Looking ahead, investors can expect to experience more volatility as the U.S. economy continues to slow. Yet with interest rates forecasted to fall throughout the first half of 2001, the Fund expects market conditions to improve, which should be a welcome boost for growth stocks.

                         VARIABLE TRUST GROWTH FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[GROWTH PERFORMANCE GRAPH]

                                                                      WFVT GROWTH FUND                    S&P 500 INDEX
                                                                      ----------------                    -------------
                                                                           10000                              10000
                                                                           10110                              10164
6/94                                                                        9888                               9915
                                                                           10189                              10241
                                                                           10511                              10660
9/94                                                                       10422                              10400
                                                                           10502                              10633
                                                                           10260                              10246
12/94                                                                      10447                              10398
                                                                           10508                              10668
                                                                           10994                              11083
3/95                                                                       11237                              11409
                                                                           11390                              11745
                                                                           11930                              12214
6/95                                                                       12209                              12497
                                                                           12589                              12911
                                                                           12794                              12944
9/95                                                                       13223                              13490
                                                                           12801                              13442
                                                                           13325                              14031
12/95                                                                      13497                              14301
                                                                           13748                              14788
                                                                           14260                              14925
3/96                                                                       14297                              15068
                                                                           14769                              15290
                                                                           15136                              15683
6/96                                                                       14876                              15742
                                                                           14108                              15047
                                                                           14518                              15364
9/96                                                                       15247                              16227
                                                                           15659                              16675
                                                                           16662                              17934
12/96                                                                      16525                              17579
                                                                           17473                              18678
                                                                           16966                              18824
3/97                                                                       16376                              18050
                                                                           17036                              19126
                                                                           18117                              20294
6/97                                                                       18506                              21197
                                                                           20013                              22883
                                                                           18853                              21601
9/97                                                                       19906                              22783
                                                                           18986                              22022
                                                                           19280                              23041
12/97                                                                      19389                              23438
                                                                           19747                              23696
                                                                           20810                              25404
3/98                                                                       21809                              26705
                                                                           21959                              26977
                                                                           21624                              26513
6/98                                                                       22674                              27590
                                                                           22558                              27297
                                                                           19418                              23353
9/98                                                                       20316                              24850
                                                                           21964                              26867
                                                                           23437                              28496
12/98                                                                      24975                              30137
                                                                           25935                              31406
                                                                           25063                              30426
3/99                                                                       26256                              31643
                                                                           27054                              32867
                                                                           26218                              32092
6/99                                                                       27684                              33838
                                                                           26886                              32781
                                                                           26924                              32619
9/99                                                                       26202                              31725
                                                                           27737                              33733
                                                                           28348                              34418
12/99                                                                      30074                              36445
                                                                           28738                              34615
                                                                           28352                              33961
3/00                                                                       30885                              37283
                                                                           29762                              36160
                                                                           28963                              35419
6/00                                                                       30024                              36294
                                                                           29699                              35728
                                                                           31561                              37946
9/00                                                                       29747                              35943
                                                                           28902                              35792
                                                                           25821                              32971
12/00                                                                      25985                              33133

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

6-Month*                          (13.45)%
1-Year                            (13.60)%
5-Year                             14.00%
Since Inception (04/12/94)         15.27%

BENCHMARK                     S&P 500 INDEX(2)
---------                     ----------------
6-Month*                            (8.72)%
1-Year                              (9.11)%
5-Year                              18.33%
Since Inception                     19.78%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 67%
Number of Holdings                 94
NAV                                $19.06

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(4)

NAME                                              % OF FUND
----                                              ---------
General Electric Company                            4.99%
American International Group Incorporated           4.46%
Citigroup Incorporated                              4.14%
Pfizer Incorporated                                 3.72%
EMC Corporation                                     2.76%
Federal National Mortgage Association               2.70%
Exxon Mobil Corporation                             2.64%
AES Corporation                                     2.50%
SBC Communications Incorporated                     2.11%
Household International Incorporated                2.09%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(5)

                                  [PIE CHART]

Basic Materials                                4%

Consumer (cyclical)                            7%

Consumer (non-cyclical)                        7%

Consumer Services                              1%

Commercial Services                            2%

Energy                                         9%

Financial                                     22%

Health Care                                   15%

Industrials                                    3%

Technology                                    21%

Telecommunications                             3%

Utility                                        3%

Cash                                           3%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Growth Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Growth Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of April 12, 1994.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses for the Fund. The Fund is a professionally managed mutual fund.

                    VARIABLE TRUST INTERNATIONAL EQUITY FUND

INVESTMENT OBJECTIVE

The International Equity Fund (the Fund) seeks total return, with an emphasis on capital appreciation, over the long-term, by investing primarily in equity securities of non-U.S. companies.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Katherine Schapiro, CFA
Stacey Ho, CFA

INCEPTION DATE
07/03/00

PERFORMANCE HIGHLIGHTS

     The Fund returned (3.38)%(1) for the 3-month period ended December 31, 2000, underperforming its benchmark, the Morgan Stanley Capital International Europe, Australasia and Far East (MSCI EAFE) Index(2), which returned (2.68)%. The Fund distributed $0.03 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     Volatility defined both domestic and international markets throughout 2000 for several reasons. High interest rates along with rising oil prices curtailed economic growth in Europe. The result was lower expectations for corporate earnings growth and a contraction of stock multiples in markets throughout the world. In addition, the fledgling euro, which declined in value against the U.S. dollar, spawned further losses in European markets. As the year drew to a close, political uncertainty in the U.S., Japan and the Middle East only added to the volatility.

     The technology laden Nasdaq Composite Index also contributed to problems in international markets. With new economy technology stocks slumping during 2000, the Fund began to reallocate assets from this aggressively priced sector to more value-oriented, old economy investments including food, financial services and pharmaceutical stocks. This shift from technology stocks to more defensive holdings throughout the year, combined with a December rally in international markets, helped to improve the Fund's relative performance.

STRATEGIC OUTLOOK

     Looking ahead, the Fund is optimistic about international equity markets. Valuations are no longer at historically high levels and should look increasingly attractive amid declining interest rates. In addition, the Fund believes that corporate restructuring and stabilizing exchange rates should support earnings and boost sentiment toward Europe, in particular.

                  VARIABLE TRUST INTERNATIONAL EQUITY FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[LARGE COMPANY GROWTH PERFORMANCE GRAPH]

                                                               WFVT INTERNATIONAL EQUITY FUND               MSCI EAFE
                                                               ------------------------------               ---------
7/3/00                                                                    10000.00                          10000.00
7/00                                                                       9670.00                           9581.00
8/00                                                                       9870.00                           9664.35
9/00                                                                       9280.00                           9193.70
10/00                                                                      9150.00                           8976.73
11/00                                                                      8650.00                           8640.10
12/00                                                                      8967.00                           8946.83

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

1-Month                         3.66
3-Month                        (3.38)
Since Inception (07/03/00)    (10.33)%

BENCHMARK                   MSCI EAFE(2)
---------                   ------------
1-Month                          3.55
3-Month                         (2.68)
Since Inception                (10.42)%(3)

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 19%
Number of Holdings                 71
NAV                                $8.94

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(4)

NAME                                              % OF FUND
----                                              ---------
Julius Baer Holding AG                              3.48%
Royal Bank of Scotland Group PLC                    3.00%
AXA UPA (Insurance)                                 2.74%
Ryanair Holdings PLC ADR                            2.48%
Allianz AG                                          2.39%
Groupe Danone ADR                                   2.34%
Suez Lyonnaise des Eaux                             2.32%
Amvescap PLC                                        2.21%
Elan Corp PLC ADR                                   2.08%
Total Fina Elf                                      1.85%

PORTFOLIO COMPOSITION (AS OF DECEMBER 31, 2000)(5)

                        [SECTOR DISTRIBUTION PIE CHART]


United States                                 40%

United Kingdom                                11%

France                                        10%

Germany                                        8%

Japan                                          8%

Switzerland                                    8%

Netherlands                                    3%

Mexico                                         3%

Italy                                          2%

Hong Kong                                      2%

Australia                                      1%

Norway                                         1%

Korea, Republic of                             1%

Hungary                                        1%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The Morgan Stanley Capital International Europe, Australasia and Far East ("MSCI EAFE") Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia and the Far East. You cannot invest directly in an Index.

(3) The published return closest to the Fund's inception date of July 3, 2000.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust International Equity Fund since inception with the MSCI EAFE. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                    VARIABLE TRUST LARGE COMPANY GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Large Company Growth Fund (the Fund) seeks long-term capital appreciation by investing primarily in large, high-quality domestic companies that the Advisor believes have superior growth potential.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Peregrine Capital Management, Incorporated

FUND MANAGERS
John S. Dale, CFA
Gary E. Nussbaum, CFA

INCEPTION DATE
09/20/99

PERFORMANCE HIGHLIGHTS

     The Fund returned (0.58)%(1) for the 12-month period ended December 31, 2000, outperforming its benchmark, the S&P 500 Index(2), which returned (9.11)%. The Fund distributed neither dividend income nor capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     While the average large-cap growth mutual fund experienced double digit losses in 2000, an emphasis on high-quality stocks with above average earnings growth and active portfolio management helped the Fund weather the storm. The Fund thrived during the early months of 2000, as favorable earnings reports lifted growth stocks above other market categories. The Fund's technology holdings also performed well in the first quarter, with many technology stocks benefiting from a rally that lifted the Nasdaq Composite Index to a record high.

     The situation changed during the second quarter. Technology stocks suffered deep losses in early April, with the downturn accelerating over the remainder of the year. Even the stocks of industry leaders such as Intel and Microsoft--two of the Fund's top holdings--decreased in value.

     The Fund's diversified holdings helped to offset the poor performance of technology stocks. For example, the Fund's extensive health care holdings performed exceedingly well. Pfizer, another top Fund holding, soared as investors poured money into what were seen as defensive stocks in a slowing economy. In addition, the Funds financial services stocks performed well later in the year due to the prospect of future interest rate cuts.

STRATEGIC OUTLOOK

     Looking ahead, the Fund expects interest rates to lower in the first half of 2001 and continues to be optimistic about a soft landing. The Fund will continue its strategy of investing in industry-leading companies with proven franchises and established track records.

                  VARIABLE TRUST LARGE COMPANY GROWTH FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[LARGE COMPANY GROWTH PERFORMANCE GRAPH]

                                                               WFVT LARGE COMPANY GROWTH FUND             S&P 500 INDEX
                                                               ------------------------------             -------------
8/99                                                                       10000                              10000
9/99                                                                        9590                               9726
10/99                                                                      10420                              10342
11/99                                                                      10830                              10551
12/99                                                                      12030                              11173
1/00                                                                       11800                              10612
2/00                                                                       12000                              10412
3/00                                                                       13430                              11430
4/00                                                                       13020                              11086
5/00                                                                       12200                              10858
6/00                                                                       13130                              11127
7/00                                                                       13230                              10953
8/00                                                                       14000                              11633
9/00                                                                       13150                              11019
10/00                                                                      13130                              10973
11/00                                                                      12080                              10108
12/00                                                                      11960                              10158

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

1-Month                          (0.99)%
3-Month                          (9.05)%
6-Month                          (8.91)%
1-Year                           (0.58)%
Since Inception (09/20/99)       14.91%

BENCHMARK                   S&P 500 INDEX(2)
---------                   ----------------
1-Month                            0.49%
3-Month                           (7.83)%
6-Month                           (8.72)%
1-Year                            (9.11)%
Since Inception                    3.52%(3)

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 8%
Number of Holdings                 33
NAV                                $11.96

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(4)

NAME                                              % OF FUND
----                                              ---------
Medtronic Incorporated                              5.76%
American International Group Incorporated           5.73%
Goldman Sachs Group Incorporated                    5.43%
Home Depot Incorporated                             5.13%
Pfizer Incorporated                                 5.06%
Charles Schwab Corporation                          4.62%
Solectron Corporation                               4.52%
Cisco Systems Incorporated                          4.46%
Intel Corporation                                   4.27%
Paychex Incorporated                                4.16%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(5)

                        [SECTOR DISTRIBUTION PIE CHART]


Consumer (cyclical)                          9%

Consumer (non-cyclical)                      2%

Commercial Services                         20%

Energy                                       1%

Financial                                   21%

Health Care                                 10%

Technology                                  34%

Cash                                         3%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

(2) The S&P 500 Index is an unmanaged index of 500 widely-held common stocks representing, among others, industrial, financial, utility and transportation companies listed or traded on national exchanges or over-the-counter markets. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of September 20, 1999.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change

(6) The chart compares the performance of the Wells Fargo Variable Trust Large Company Growth Fund since inception with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

                        VARIABLE TRUST MONEY MARKET FUND

INVESTMENT OBJECTIVE

The Variable Trust Money Market Fund (the Fund) seeks high current income, while preserving capital and liquidity.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Dave Sylvester
Laurie White

INCEPTION DATE
05/19/94

PERFORMANCE HIGHLIGHTS

     The Fund returned 5.76%(1) for the 12-month period ended December 31, 2000. The Fund distributed $0.06 per share in dividend income and no capital gains during the period. Please keep in mind that past performance is no guarantee of future results.

     During the first half of the year, the Federal Reserve Board raised interest rates on three separate occasions--including a half-point increase in late May--in an attempt to cool the nation's fast growing economy and contain inflationary pressures. In all, short-term interest rates rose a full percentage point over the period.

     The rate increases achieved their intended affect, and then some, with the economy slowing much faster than expected during the fourth quarter. Although the Federal funds rate remained at the 6.5% level established in May, other benchmark rates on short-term securities began to fall later in the year, sending yields downward. The one exception was a rate increase seen in commercial paper--which represents the majority of the Fund's holdings--due to year-end borrowing pressures.

     Amid a declining interest rate environment, many Funds were forced to reinvest proceeds from maturing securities at lower rates. Since the Fund had previously extended its average maturity, the Fund was not adversely affected by this development.

STRATEGIC OUTLOOK

     Looking ahead, the Fund will continue to capture higher yields whenever possible, yet remain focused on their primary objective of maintaining a stable net asset value in any market environment.

                        VARIABLE TRUST MONEY MARKET FUND

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

6-Month*                               3.00%
1-Year                                 5.76%
5-Year                                 4.95%
Since Inception 05/19/94               4.97%

---------------
* Returns for periods less than one year are not annualized.

FUND YIELD SUMMARY

7-Day Simple Yield                     5.88%
30-Day Simple Yield                    5.89%

PORTFOLIO ALLOCATION (AS OF DECEMBER 31, 2000)(2)
[PIE CHART]

Corporate Bonds and Notes                                                          9
Floating Rate Notes                                                               18
Commercial Paper                                                                  53
Certificate of Deposits                                                            8
Time Deposits                                                                     12

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Weighted Average Maturity          49 days

MATURITY DISTRIBUTION (AS OF DECEMBER 31, 2000)(2)

                                  [PIE CHART]

2-14 days                                    33.30

15-29 days                                   13.30

30-59 days                                   27.31

60-89 days                                   13.20

90-179 days                                  9.87

270+ Days                                    3.02

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return will fluctuate. The Fund's yield figures more closely reflect the current earnings of the Fund than the total return figures. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Money Market Fund for periods prior to September 20, 1999, reflects performance of the Life and Annuity Trust Money Market Fund, its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) Portfolio holdings are subject to change.

                      VARIABLE TRUST SMALL CAP GROWTH FUND

INVESTMENT OBJECTIVE

The Variable Trust Small Cap Growth Fund (the Fund) seeks long-term capital appreciation.

ADVISOR
Wells Fargo Bank, N.A.

SUB-ADVISOR
Wells Capital Management Incorporated

FUND MANAGERS
Tom Zeifang, CFA
Chris Greene

INCEPTION DATE
05/01/95

PERFORMANCE HIGHLIGHTS

     The Fund returned (22.58)%(1) for the 12-month period ended December 31, 2000, underperforming its benchmark, the Russell 2000 Index(2), which returned (3.02)%. The Fund distributed no dividend income, $3.15 per share in capital gains and $0.77 per share in return of capital during the period. Please keep in mind that past performance is no guarantee of future results.

     With approximately 30% of the Fund's assets invested in technology stocks, the Fund's performance over the period reflected a sudden and severe downturn in the technology sector. Although the Nasdaq Composite Index--a proxy for new economy stocks--reached record highs in the first quarter, the nation's dramatic economic slowdown coupled with the perception of unrealistic technology valuations sent the Index on a downward trend throughout the remainder of the year. The downturn accelerated during the fourth quarter, wiping out the Fund's previous gains and adversely affecting the ability of many once-promising technology start-up companies to secure future funding. By year's end, many Internet companies that had grown into large-cap companies plunged back to small-cap status. Although the Fund's health care, energy and financial services holdings fared significantly better, they were not able to offset the losses incurred in the technology sector.

STRATEGIC OUTLOOK

     Generally, small-cap companies tend to perform well when confidence in the economy and the stock markets is rising. Although investors may expect to experience more volatility if the economy continues to slow, the prospect of interest rate cuts throughout 2001 could help to fuel a stock market recovery and restore investor confidence--a prospect that could bode well for the Fund.

                    VARIABLE TRUST SMALL CAP GROWTH FUND(6)
                          GROWTH OF $10,000 INVESTMENT
[SMALL CAP GROWTH PERFORMANCE GRAPH]

                                                                 WFVT SMALL CAP GROWTH FUND             RUSSELL 2000 INDEX
                                                                 --------------------------             ------------------
                                                                          10000.00                           10000.00
                                                                          10040.00                           10172.00
6/95                                                                      10670.00                           10700.00
                                                                          11740.00                           11316.00
                                                                          11970.00                           11549.00
                                                                          11920.00                           11756.00
                                                                          11280.00                           11231.00
                                                                          11590.00                           11702.00
12/95                                                                     11595.00                           12011.00
                                                                          11636.00                           11999.00
                                                                          11957.00                           12374.00
                                                                          12484.00                           12626.00
                                                                          13891.00                           13301.00
                                                                          14419.00                           13827.00
6/96                                                                      13405.00                           13259.00
                                                                          12112.00                           12100.00
                                                                          13177.00                           12803.00
                                                                          13819.00                           13303.00
                                                                          14088.00                           13099.00
                                                                          14750.00                           13638.00
12/96                                                                     15243.00                           13997.00
                                                                          15571.00                           14277.00
                                                                          14690.00                           13931.00
                                                                          13482.00                           13274.00
                                                                          13087.00                           13311.00
                                                                          15729.00                           14792.00
6/97                                                                      16011.00                           15426.00
                                                                          17039.00                           16143.00
                                                                          17468.00                           16513.00
                                                                          18778.00                           17721.00
                                                                          17569.00                           16941.00
                                                                          16824.00                           16833.00
12/97                                                                     16735.00                           17129.00
                                                                          16341.00                           16860.00
                                                                          17889.00                           18108.00
                                                                          18387.00                           18856.00
                                                                          18427.00                           18962.00
                                                                          17089.00                           17941.00
6/98                                                                      17233.00                           17979.00
                                                                          15397.00                           16525.00
                                                                          11817.00                           13315.00
                                                                          12420.00                           14357.00
                                                                          12944.00                           14943.00
                                                                          13705.00                           15726.00
12/98                                                                     14312.00                           16699.00
                                                                          13865.00                           16921.00
                                                                          12563.00                           15550.00
                                                                          12287.00                           15793.00
                                                                          12984.00                           17208.00
                                                                          12958.00                           17459.00
6/99                                                                      13628.00                           18248.00
                                                                          13615.00                           17747.00
                                                                          13707.00                           17090.00
                                                                          14234.00                           17093.00
                                                                          16325.00                           17163.00
                                                                          19061.00                           18188.00
12/99                                                                     23797.00                           20247.00
                                                                          24323.00                           19921.00
                                                                          30309.00                           23210.00
                                                                          26402.00                           21680.00
                                                                          23179.00                           20375.00
                                                                          20719.00                           19187.00
6/00                                                                      25731.00                           20861.00
                                                                          24192.00                           20189.00
                                                                          27369.00                           21729.00
                                                                          26762.00                           21090.00
                                                                          23047.00                           20150.00
                                                                          17224.00                           18080.00
12/00                                                                     18424.00                           19634.00

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF DECEMBER 31, 2000)(1)

6-Month*                             (28.40)%
1-Year                               (22.58)%
5-Year                                 9.70%
Since Inception (05/01/95)            11.38%

BENCHMARK                     RUSSELL 2000 INDEX(2)
---------                     ---------------------
6-Month*                              (5.88)%
1-Year                                (3.02)%
5-Year                                10.31%
Since Inception                       12.63%(3)

---------------
* Returns for periods less than one year are not annualized.

FUND CHARACTERISTICS (AS OF DECEMBER 31, 2000)

Portfolio Turnover                 260%
Number of Holdings                 119
NAV                                $10.38

INSERT CHART

TEN LARGEST EQUITY HOLDINGS (AS OF DECEMBER 31, 2000)(4)

NAME                                              % OF FUND
----                                              ---------
Webmethods Incorporated                             3.22%
NetIQ Corporation                                   2.53%
Laboratory Corporation of America Holdings          2.32%
Arthur J Gallagher & Company                        2.11%
Amerisource Health Corporation                      2.11%
Barr Laboratories Incorporated                      2.09%
Invitrogen Corporation                              2.02%
E.piphany Incorporated                              1.98%
Metris Companies Incorporated                       1.88%
Commerce One Incorporated                           1.87%

SECTOR DISTRIBUTION (AS OF DECEMBER 31, 2000)(5)

                                  [PIE CHART]

Consumer (cyclical)                            5%

Consumer Services                              2%

Commercial Services                            7%

Energy                                         8%

Financial                                     12%

Health Care                                   27%

Industrials                                    2%

Technology                                    30%

Telecommunications                             1%

Transport                                      1%

Utility                                        1%

Cash                                           4%

---------------
(1) FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Fund's Advisor has committed through April 30, 2002 to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Fund. Actual reductions of operating expenses can increase total return to shareholders. Without these reductions, the Fund's returns would have been lower. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

Performance shown for the Wells Fargo Variable Trust Small Cap Growth Fund for periods prior to September 20, 1999, reflects performance of the Norwest Select Small Company Stock Fund (the accounting survivor of a merger of the Life and Annuity Trust Strategic Growth Fund and the Norwest Select Small Company Stock
Fund), its predecessor fund. Effective at the close of business September 17, 1999, the Life and Annuity Trust and Norwest Select Funds were reorganized into the Wells Fargo Variable Trust Funds.

(2) The Russell 2000 Index is an index subset of the Russell 3000 Index and includes the 2,000 smallest stocks representing approximately 11% of the U.S. equity market. You cannot invest directly in an index.

(3) The published return closest to the Fund's inception date of May 1, 1995.

(4) The Ten Largest Equity Holdings are calculated based on the market value of the securities divided by total market value of the portfolio.

(5) Portfolio holdings are subject to change.

(6) The chart compares the performance of the Wells Fargo Variable Trust Small Cap Growth Fund since inception with the Russell 2000 Index. The chart assumes a hypothetical $10,000 investment and reflects all operating expenses of the Fund. The Fund is a professionally managed mutual fund.

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--71.93%
                 AMUSEMENT & RECREATION SERVICES--0.02%
     1,921       Harrah's Entertainment Incorporated+                               $     50,666
                 APPAREL & ACCESSORY STORES--0.32%
    14,134       Gap Incorporated                                                        360,416
     5,482       Kohls Corporation+                                                      334,401
     7,145       Limited Incorporated                                                    121,912
     2,219       Nordstrom Incorporated                                                   40,358
                                                                                    ------------
                                                                                         857,087
                 APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS &
                 SIMILAR MATERIALS--0.07%
       866       Liz Claiborne Incorporated                                               36,047
     2,424       Tiffany & Company                                                        76,659
     1,900       V.F. Corporation                                                         68,856
                                                                                    ------------
                                                                                         181,562
                 AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS--0.02%
     2,113       AutoZone Incorporated+                                                   60,221
                 AUTOMOTIVE REPAIR, SERVICES & PARKING--0.01%
       968       Ryder System Incorporated                                                16,093
                 BUILDING CONSTRUCTION--GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.03%
       985       Centex Corporation                                                       36,999
       722       Kaufman & Broad Home Corporation                                         24,322
       644       Pulte Corporation                                                        27,169
                                                                                    ------------
                                                                                          88,490
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--0.78%
    38,391       Home Depot Incorporated                                               1,753,988
     6,375       Lowe's Companies Incorporated                                           283,688
     2,695       Sherwin-Williams Company                                                 70,912
                                                                                    ------------
                                                                                       2,108,588

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 BUSINESS SERVICES--5.48%
     3,973       Adobe Systems Incorporated                                         $    231,179
    38,405       America Online Incorporated+                                          1,336,493
       958       Autodesk Incorporated                                                    25,806
    10,426       Automatic Data Processing                                               660,096
     4,123       BMC Software Incorporated+                                               57,722
     4,475       Broadvision Incorporated+                                                52,861
     3,104       Cabletron Systems Incorporated+                                          46,754
    12,111       Cendant Corporation+                                                    116,568
     2,394       Ceridian Corporation+                                                    47,730
     3,097       Citrix Systems+                                                          69,683
     9,664       Computer Associates International Incorporated                          188,448
     2,799       Computer Sciences Corporation+                                          168,290
     6,068       Compuware Corporation+                                                   37,925
     2,553       Convergys Corporation+                                                  115,683
     1,244       Deluxe Corporation                                                       31,436
     2,130       Ecolab Incorporated                                                      91,989
     7,754       Electronic Data Systems Corporation                                     447,794
     2,359       Equifax Incorporated                                                     67,674
     6,577       First Data Corporation                                                  346,526
     4,884       IMS Health Incorporated                                                 131,868
     5,136       Interpublic Group of Companies Incorporated                             218,601
     3,397       Intuit Incorporated+                                                    133,969
     1,332       Mercury Interactive Corporation+                                        120,213
    88,151       Microsoft Corporation+                                                3,834,564
     1,600       NCR Corporation+                                                         78,600
     5,358       Novell Incorporated+                                                     27,962
     2,960       Omnicom Group                                                           245,310
    92,745       Oracle Systems Corporation+                                           2,695,398
     4,563       Parametric Technology Company+                                           61,315
     4,641       PeopleSoft Incorporated+                                                172,587
     2,972       Robert Half International Incorporated+                                  78,758
     1,991       Sapient Corporation+                                                     23,768
     6,936       Siebel Systems Incorporated+                                            469,914
    52,847       Sun Microsystems Incorporated+                                        1,473,109
     5,199       Unisys Corporation+                                                      76,035
     6,461       VERITAS Software Corporation+                                           565,338
     9,161       Yahoo! Incorporated+                                                    276,405
                                                                                    ------------
                                                                                      14,824,371

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 CHEMICALS & ALLIED PRODUCTS--9.48%
    25,662       Abbott Laboratories                                                $  1,243,001
     3,808       Air Products & Chemicals Incorporated                                   156,128
       908       Alberto Culver Company Class B                                           38,874
     3,856       Alza Corporation+                                                       163,880
    21,676       American Home Products Corporation                                    1,377,508
    17,097       Amgen Incorporated+                                                   1,093,137
     1,854       Avery Dennison Corporation                                              101,738
     3,957       Avon Products Incorporated                                              189,441
     2,468       Biogen Incorporated+                                                    148,234
    32,404       Bristol-Myers Squibb Company                                          2,395,871
     3,058       Chiron Corporation+                                                     136,081
     3,899       Clorox Company                                                          138,415
     9,489       Colgate-Palmolive Company                                               612,515
    11,282       Dow Chemical Company                                                    413,203
    17,275       DuPont (E.I) de Nemours & Company                                       834,598
     1,277       Eastman Chemical Company                                                 62,254
       503       FMC Corporation+                                                         36,059
     1,446       Forest Laboratories Incorporated+                                       192,137
    17,499       Gillette Company                                                        632,151
       863       Great Lakes Chemical Corporation                                         32,093
     1,656       International Flavors & Fragrances Incorporated                          33,638
     2,746       King Pharmaceuticals Incorporated+                                      141,934
    18,671       Lilly (Eli) & Company                                                 1,737,570
     3,497       MedImmune Incorporated+                                                 166,763
    38,197       Merck & Company Incorporated                                          3,576,194
     6,159       Occidental Petroleum Corporation                                        149,356
   104,539       Pfizer Incorporated                                                   4,808,794
    21,356       Pharmacia Corporation                                                 1,302,716
     2,822       PPG Industries Incorporated                                             130,694
     2,634       Praxair Incorporated                                                    116,884
    21,627       Procter & Gamble Company                                              1,696,369
     3,589       Rohm & Haas Company                                                     130,326
    24,239       Schering-Plough Corporation                                           1,375,563
     1,322       Sigma Aldrich                                                            51,971
     2,242       Union Carbide Corporation                                               120,648
     1,706       Watson Pharmaceuticals Incorporated+                                     87,326
                                                                                    ------------
                                                                                      25,624,064

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMUNICATIONS--4.35%
     5,184       Alltel Corporation                                                 $    323,676
    62,234       AT&T Corporation                                                      1,077,423
     4,627       Avaya Incorporated+                                                      47,716
    30,946       BellSouth Corporation                                                 1,266,852
     2,346       CenturyTel Incorporated                                                  83,870
     9,684       Clear Channel Communications Incorporated+                              469,069
    14,985       Comcast Corporation Class A+                                            625,624
    14,658       Global Crossing Limited+                                                209,793
    12,689       Nextel Communications Class A+                                          314,053
    27,447       Qwest Communications International Incorporated+                      1,125,327
    56,089       SBC Communications Incorporated                                       2,678,248
    14,718       Sprint Corporation (FON Group)                                          298,959
    15,429       Sprint Corporation (PCS Group)+                                         315,330
    44,709       Verizon Communications Incorporated                                   2,241,038
    47,765       WorldCom Incorporated+                                                  668,710
                                                                                    ------------
                                                                                      11,745,688

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 DOMESTIC DEPOSITORY INSTITUTIONS--6.06%
     6,252       AmSouth Bancorp                                                    $     95,343
    19,210       Bank One Corporation                                                    703,566
    26,984       Bank of America Corporation                                           1,237,889
    12,267       Bank of New York Company Incorporated                                   676,985
     6,597       BB&T Corporation                                                        246,151
     3,495       Charter One Financial Incorporated                                      100,918
    21,705       Chase Manhattan Corporation+                                            986,221
    83,304       Citigroup Incorporated                                                4,253,709
     2,596       Comerica Incorporated                                                   154,138
     7,676       Fifth Third Bancorp                                                     458,641
    16,262       First Union Corporation                                                 452,287
    15,794       Firstar Corporation                                                     367,211
    15,005       Fleet Boston Financial Corporation                                      563,625
     2,628       Golden West Financial                                                   177,390
     4,240       Huntington Bancshares Incorporated                                       68,635
     2,638       J P Morgan & Company Incorporated                                       436,589
     7,069       KeyCorp                                                                 197,932
     8,082       Mellon Financial Corporation                                            397,533
    10,095       National City Corporation                                               290,231
     3,682       Northern Trust Corporation                                              300,313
     2,281       Old Kent Financial Corporation                                           99,794
     4,798       PNC Financial Services Group                                            350,554
     3,640       Regions Financial Corporation                                            99,418
     2,785       SouthTrust Corporation                                                  113,315
     2,681       State Street Corporation                                                333,007
     2,888       Summit Bancorp                                                          110,286
     4,911       Sun Trust Banks Incorporated                                            309,393
     4,742       Synovus Financial Corporation                                           127,738
    12,401       U.S. Bancorp                                                            361,954
     2,236       Union Planters Corporation                                               79,937
     3,384       Wachovia Corporation                                                    196,695
     8,954       Washington Mutual Incorporated                                          475,122
    28,039       Wells Fargo & Company**                                               1,561,420
                                                                                    ------------
                                                                                      16,383,940
                 EATING & DRINKING PLACES--0.34%
     2,029       Darden Restaurants Incorporated                                          46,413
    21,745       McDonald's Corporation                                                  739,330
     2,413       Tricon Global Restaurants Incorporated+                                  79,629
     1,893       Wendy's International Incorporated                                       49,691
                                                                                    ------------
                                                                                         915,063

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRIC, GAS & SANITARY SERVICES--2.45%
     7,603       AES Corporation+                                                   $    421,016
     1,462       Allegheny Energy Incorporated                                            70,450
     3,287       Allied Waste Industries Incorporated+                                    47,867
     2,278       Ameren Corporation                                                      105,500
     5,363       American Electric Power Company                                         249,380
     4,607       Calpine Corporation+                                                    207,603
     2,654       Cinergy Corporation                                                      93,222
     2,022       CMS Energy Corporation                                                   64,072
     3,531       Consolidated Edison Incorporated                                        135,944
     2,495       Constellation Energy Group                                              112,431
     3,948       Dominion Resources Incorporated                                         264,516
     2,378       DTE Energy Company                                                       92,593
     6,114       Duke Energy Corporation                                                 521,219
     5,177       Dynegy Incorporated                                                     290,236
     5,408       Edison International                                                     84,500
     3,862       El Paso Energy Corporation                                              276,616
     3,714       Entergy Corporation                                                     157,149
     5,274       Exelon Corporation                                                      370,287
     3,778       First Energy Corporation                                                119,243
     2,964       FPL Group Incorporated                                                  212,667
     2,024       GPU Incorporated                                                         74,509
     2,239       KeySpan Corporation                                                      94,878
     1,897       Kinder Morgan Incorporated                                               99,000
     2,710       Niagara Mohawk Holdings Incorporated+                                    45,223
       767       NICOR Incorporated                                                       33,125
     3,397       NiSource Incorporated                                                   104,458
       490       Oneok Incorporated                                                       23,612
     6,450       PG&E Company                                                            129,000
       572       Peoples Energy Corporation                                               25,597
     1,412       Pinnacle West Capital Corporation                                        67,247
     2,380       PPL Corporation                                                         107,546
     3,390       Progress Energy Incorporated                                            166,746
     3,562       Public Service Enterprise Group                                         173,202
     4,908       Reliant Energy Incorporated+                                            212,578
     3,379       Sempra Energy                                                            78,562
    10,811       Southern Company                                                        359,466
     4,290       Texas Utilities Company                                                 190,101
    10,333       Waste Management Incorporated                                           286,741
     7,302       Williams Companies Incorporated                                         291,624
     5,657       XCEL Energy Incorporated                                                164,407
                                                                                    ------------
                                                                                       6,624,133

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--8.14%
     1,651       Adaptec Incorporated+                                              $     16,923
    12,827       ADC Telecommunications Incorporated+                                    232,489
     5,176       Advanced Micro Devices+                                                  71,494
     6,600       Altera Corporation+                                                     173,663
     3,286       American Power Conversion Corporation+                                   40,664
     5,902       Analog Devices Incorporated+                                            302,109
     1,375       Andrew Corporation+                                                      29,906
     4,900       Applied Micro Circuits Corporation+                                     367,010
     3,751       Broadcom Corporation+                                                   316,960
     3,797       Conexant Systems Incorporated+                                           58,379
     1,164       Eaton Corporation                                                        87,518
     7,099       Emerson Electric Company                                                559,490
   164,141       General Electric Company                                              7,868,504
   111,520       Intel Corporation                                                     3,373,496
     5,178       Linear Technology Corporation                                           239,483
     5,213       LSI Logic Corporation+                                                   89,090
    55,412       Lucent Technologies Incorporated                                        748,062
     4,705       Maxim Integrated Products Incorporated+                                 224,958
     1,290       Maytag Corporation                                                       41,683
     9,393       Micron Technology Incorporated+                                         333,452
     3,268       Molex Incorporated                                                      116,014
    36,252       Motorola Incorporated                                                   734,103
     2,949       National Semiconductor Corporation+                                      59,349
       685       National Service Industries Incorporated                                 17,596
     5,195       Network Appliance Incorporated+                                         333,698
    50,936       Nortel Networks Corporation                                           1,633,135
     2,179       Novellus Systems Incorporated+                                           78,308
     1,226       Power-One Incorporated+                                                  48,197
     1,489       Qlogic Corporation+                                                     114,653
    12,386       Qualcomm Incorporated+                                                1,017,974
     5,646       Raytheon Company Class B                                                175,379
     2,525       Sanmina Corporation+                                                    193,478
     2,634       Scientific-Atlanta Incorporated                                          85,770
     6,813       Tellabs Incorporated+                                                   384,935
    28,679       Texas Instruments Incorporated                                        1,358,667
       946       Thomas & Betts Corporation                                               15,313
     2,985       Vitesse Semiconductor Corporation+                                      165,108
     1,124       Whirlpool Corporation                                                    53,601
     5,476       Xilink Incorporated+                                                    252,581
                                                                                    ------------
                                                                                      22,013,192

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.30%
     1,254       Fluor Corporation+                                                 $     41,460
     7,376       Halliburton Company                                                     267,380
     2,695       Moody's Corporation                                                      69,228
     6,206       Paychex Incorporated                                                    301,767
       820       PerkinElmer Incorporated                                                 86,100
     1,964       Quintiles Transnational Corporation+                                     41,121
                                                                                    ------------
                                                                                         807,056
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.35%
       490       Ball Corporation                                                         22,571
     1,557       Cooper Industries Incorporated                                           71,525
     1,020       Crane Company                                                            29,006
     2,607       Fortune Brands Incorporated                                              78,210
     5,010       Illinois Tool Works Incorporated                                        298,408
     7,084       Lockheed Martin Corporation                                             240,502
     7,459       Masco Corporation                                                       191,603
       982       Snap-On Incorporated                                                     27,373
                                                                                    ------------
                                                                                         959,198
                 FOOD & KINDRED PRODUCTS--2.55%
       612       Adolph Coors Company                                                     49,151
    14,954       Anheuser-Busch Companies Incorporated                                   680,407
    10,480       Archer-Daniels-Midland Company                                          157,200
     7,031       Campbell Soup Company                                                   243,448
    41,074       Coca-Cola Company                                                     2,502,946
     6,985       Coca-Cola Enterprises Incorporated                                      132,715
     8,839       Conagra Foods Incorporated                                              229,814
     4,702       General Mills Incorporated                                              209,533
     5,791       Heinz (H.J.) Company                                                    274,711
     1,839       Hercules Incorporated                                                    35,056
     2,267       Hershey Foods Corporation                                               145,938
     6,766       Kellogg Company                                                         177,608
    23,939       PepsiCo Incorporated                                                  1,186,477
     2,190       Quaker Oats Company                                                     213,251
     5,109       Ralston Purina Group                                                    133,473
    13,838       Sara Lee Corporation                                                    339,896
     1,882       Wrigley (Wm) Jr. Company                                                180,319
                                                                                    ------------
                                                                                       6,891,943
                 FOOD STORES--0.27%
     6,998       Albertson's Incorporated                                                185,447
    13,675       Kroger Company+                                                         370,080
     3,121       Starbucks Corporation+                                                  138,104
     2,313       Winn-Dixie Stores Incorporated                                           44,814
                                                                                    ------------
                                                                                         738,445
                 FORESTRY--0.07%
     3,652       Weyerhaeuser Company                                                    185,339

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 GENERAL MERCHANDISE STORES--1.97%
     1,831       Consolidated Stores Corporation+                                   $     19,454
     1,518       Dillards Incorporated Class A                                            17,931
     5,466       Dollar General Corporation                                              103,171
     3,357       Federated Department Stores Incorporated+                               117,495
     1,221       Harcourt General Incorporated                                            69,841
     4,350       J C Penney Company Incorporated                                          47,306
     8,013       K-Mart Corporation+                                                      42,569
     4,958       May Department Stores Company                                           162,375
     5,582       Sears Roebuck & Company                                                 193,975
    14,880       Target Corporation                                                      479,880
     4,718       TJX Companies Incorporated                                              130,925
    73,991       Wal-Mart Stores Incorporated                                          3,930,772
                                                                                    ------------
                                                                                       5,315,694
                 HEALTH SERVICES--0.29%
     9,170       Columbia HCA Healthcare Corporation                                     403,572
     6,426       Healthsouth Corporation+                                                104,824
     1,680       Manor Care Incorporated+                                                 34,650
     5,224       Tenet Healthcare Corporation                                            232,142
                                                                                    ------------
                                                                                         775,188
                 HEAVY CONSTRUCTION OTHER THAN BUILDING
                 CONSTRUCTION-CONTRACTORS--0.00%
     1,050       McDermott International Incorporated                                     11,288
                 HOME FURNITURE, FURNISHINGS & EQUIPMENT STORES--0.19%
     3,470       Best Buy Company Incorporated+                                          102,582
     3,454       Circuit City Stores Incorporated                                         39,721
     1,433       Johnson Controls Incorporated                                            74,516
     3,291       Leggett & Platt Incorporated                                             62,323
     4,435       Newell Rubbermaid Incorporated                                          100,896
     3,084       RadioShack Corporation                                                  132,034
                                                                                    ------------
                                                                                         512,072
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING PLACES--0.13%
     6,129       Hilton Hotels Corporation                                                64,355
     3,990       Marriott International                                                  168,578
     3,231       Starwood Hotels & Resorts Worldwide Incorporated                        113,893
                                                                                    ------------
                                                                                         346,826

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--5.99%
     5,415       Apple Computer Incorporated+                                       $     80,548
    13,481       Applied Materials Incorporated+                                         514,806
     5,515       Baker Hughes Incorporated                                               229,217
     1,388       Black & Decker Corporation                                               54,479
       373       Briggs & Stratton Corporation                                            16,552
     5,736       Caterpillar Incorporated                                                271,385
   119,075       Cisco Systems Incorporated+                                           4,554,619
    28,205       Compaq Computer Corporation                                             424,485
     2,601       Comverse Technology Incorporated+                                       282,534
       666       Cummins Engine Company Incorporated                                      25,266
     3,909       Deere & Company                                                         179,081
    42,908       Dell Computer Corporation+                                              748,208
     3,386       Dover Corporation                                                       137,345
    36,253       EMC Corporation+                                                      2,410,825
     5,374       Gateway Incorporated+                                                    96,678
    32,784       Hewlett Packard Company                                               1,034,745
    29,054       IBM Corporation                                                       2,469,590
     2,689       Ingersoll-Rand Company                                                  112,602
     2,140       Lexmark International Incorporated+                                      94,829
     6,561       Minnesota Mining & Manufacturing Company                                790,601
     2,054       Pall Corporation                                                         43,776
     9,388       Palm Incorporated+                                                      265,798
     1,872       Parker-Hannifin Corporation                                              82,602
     4,218       Pitney Bowes Incorporated                                               139,721
    10,577       Solectron Corporation+                                                  358,560
     1,431       Stanley Works                                                            44,629
     2,435       Symbol Technologies Incorporated                                         87,660
     1,022       Timken Company                                                           15,458
     7,781       United Technologies Corporation                                         611,781
                                                                                    ------------
                                                                                      16,178,380
                 INSURANCE AGENTS, BROKERS & SERVICE--0.26%
     4,251       AON Corporation                                                         145,597
     2,779       Humana Incorporated+                                                     42,380
     4,508       Marsh & McLennan Companies Incorporated                                 527,436
                                                                                    ------------
                                                                                         715,413

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INSURANCE CARRIERS--3.10%
     2,333       Aetna Incorporated+                                                $     95,799
     4,414       AFLAC Incorporated                                                      318,636
    12,147       Allstate Corporation                                                    529,154
     1,746       Ambac Financial Group Incorporated                                      101,814
     4,192       American General Corporation                                            341,648
    38,476       American International Group Incorporated                             3,792,291
     2,908       Chubb Corporation                                                       251,542
     2,557       CIGNA Corporation                                                       338,291
     2,655       Cincinnati Financial Corporation                                        105,038
     5,425       Conseco Incorporated                                                     71,542
     3,732       Hartford Financial Services Group                                       263,573
     1,723       Jefferson Pilot Corporation                                             128,794
     3,177       Lincoln National Corporation                                            150,312
     1,645       Loews Corporation                                                       170,360
     1,637       MBIA Incorporated                                                       121,343
    12,693       MetLife Incorporated                                                    444,255
     1,770       MGIC Investment Corporation                                             119,364
     1,217       Progressive Corporation                                                 126,112
     2,125       Safeco Corporation                                                       69,859
     3,609       St. Paul Companies Incorporated                                         196,014
     2,125       Torchmark Corporation                                                    81,680
     5,292       UnitedHealth Group Incorporated                                         324,797
     4,013       Unum Provident Corporation                                              107,849
     1,039       Wellpoint Health Networks Incorporated+                                 119,745
                                                                                    ------------
                                                                                       8,369,812
                 LUMBER & WOOD PRODUCTS, EXCEPT FURNITURE--0.05%
     3,699       Georgia-Pacific Group                                                   115,132
     1,696       Louisiana-Pacific Corporation                                            17,172
                                                                                    ------------
                                                                                         132,304

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.85%
     7,528       Agilent Technologies Incorporated+                                 $    412,158
     2,186       Allergan Incorporated                                                   211,632
     3,458       Applera Corporation--Applied Biosystems Group                           325,268
       855       Bausch & Lomb Incorporated                                               34,574
     4,857       Baxter International Incorporated                                       428,934
     4,206       Becton Dickinson & Company                                              145,633
     2,964       Biomet Incorporated                                                     117,634
     6,727       Boston Scientific Corporation+                                           92,076
       829       C R Bard Incorporated                                                    38,600
     2,356       Danaher Corporation                                                     161,092
     5,016       Eastman Kodak Company                                                   197,505
     5,094       Guidant Corporation+                                                    274,758
    15,687       JDS Uniphase Corporation+                                               653,952
     3,076       KLA-Tencor Corporation+                                                 103,623
    19,917       Medtronic Incorporated                                                1,202,489
       762       Millipore Corporation                                                    48,006
     1,406       St. Jude Medical Incorporated+                                           86,381
     3,244       Stryker Corporation                                                     164,114
     1,588       Tektronix Incorporated                                                   53,496
     2,891       Teradyne Incorporated+                                                  107,690
     2,872       Thermo Electron Corporation+                                             85,442
    11,088       Xerox Corporation                                                        51,282
                                                                                    ------------
                                                                                       4,996,339
                 METAL MINING--0.14%
     6,603       Barrick Gold Corporation                                                108,157
     2,491       Freeport McMoran Copper & Gold Incorporated Class B+                     21,329
     4,307       Homestake Mining Company                                                 18,036
     3,006       Inco Limited+                                                            50,381
     2,795       Newmont Mining Corporation                                               47,690
     1,313       Phelps Dodge Corporation                                                 73,282
     5,439       Placer Dome Incorporated                                                 52,350
                                                                                    ------------
                                                                                         371,225
                 MINING & QUARRYING OF NONMETALLIC MINERALS, EXCEPT
                 FUELS--0.03%
     1,676       Vulcan Materials Company                                                 80,239
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.64%
     2,918       Hasbro Incorporated                                                      31,004
     7,056       Mattel Incorporated                                                     101,889
    28,735       Tyco International Limited                                            1,594,793
                                                                                    ------------
                                                                                       1,727,686

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 MISCELLANEOUS RETAIL--0.63%
     4,679       Bed Bath & Beyond Incorporated+                                    $    104,693
     7,457       Costco Wholesale Corporation+                                           297,814
     6,488       CVS Corporation                                                         388,875
       632       Longs Drug Stores Incorporated                                           15,247
     5,055       Office Depot Incorporated+                                               36,017
     7,581       Staples Incorporated+                                                    89,551
     3,397       Toys "R" Us Incorporated+                                                56,687
    16,795       Walgreen Company                                                        702,241
                                                                                    ------------
                                                                                       1,691,125
                 MOTION PICTURES--0.80%
    22,004       Time Warner Incorporated                                              1,149,489
    34,554       Walt Disney Company                                                     999,906
                                                                                    ------------
                                                                                       2,149,395
                 NONDEPOSITORY CREDIT INSTITUTIONS--1.94%
    22,037       American Express Company                                              1,210,658
     3,267       Capital One Financial Corporation                                       215,009
     4,406       CIT Group Incorporated                                                   88,671
     1,897       Countrywide Credit Industries Incorporated                               95,324
    11,553       Federal Home Loan Mortgage Corporation                                  795,713
    16,695       Federal National Mortgage Association                                 1,448,291
     7,795       Household International Incorporated                                    428,725
    14,159       MBNA Corporation                                                        522,998
     4,750       Providian Financial Corporation                                         273,125
     2,590       USA Education Incorporated                                              176,120
                                                                                    ------------
                                                                                       5,254,634
                 OIL & GAS EXTRACTION--1.14%
     4,056       Anadarko Petroleum Corporation                                          288,300
     2,028       Apache Corporation                                                      142,087
     3,580       Burlington Resources Incorporated                                       180,790
     2,117       Devon Energy Corporation                                                129,073
    12,288       Enron Corporation                                                     1,021,440
     1,940       EOG Resources Incorporated                                              106,094
     1,562       Kerr McGee Corporation                                                  104,556
     2,438       Nabors Industries Incorporated+                                         144,208
     1,595       Rowan Companies Incorporated+                                            43,065
     9,472       Schlumberger Limited                                                    757,168
     3,509       Transocean Sedco Forex Incorporated+                                    161,414
                                                                                    ------------
                                                                                       3,078,195

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 PAPER & ALLIED PRODUCTS--0.47%
       883       Bemis Company Incorporated                                         $     29,636
       927       Boise Cascade Corporation                                                31,170
     7,978       International Paper Company                                             325,602
     8,835       Kimberly-Clark Corporation                                              624,546
     1,685       Mead Corporation                                                         52,867
     2,683       Pactiv Corporation+                                                      33,202
       839       Temple-Inland Incorporated                                               44,991
     1,706       Westvaco Corporation                                                     49,794
     1,813       Willamette Industries Incorporated                                       85,098
                                                                                    ------------
                                                                                       1,276,906
                 PERSONAL SERVICES--0.02%
     1,522       H&R Block Incorporated                                                   62,973
                 PETROLEUM REFINING & RELATED INDUSTRIES--3.72%
     1,499       Amerada Hess Corporation                                                109,521
     1,144       Ashland Incorporated                                                     41,058
    10,631       Chevron Corporation                                                     897,655
    10,338       Conoco Incorporated Class B                                             299,156
     3,572       Coastal Corporation                                                     315,452
    57,593       Exxon Mobil Corporation                                               5,006,991
     4,233       Phillips Petroleum Company                                              240,752
    35,539       Royal Dutch Petroleum Company ADR                                     2,152,331
     1,425       Sunoco Incorporated                                                      48,005
     9,155       Texaco Incorporated                                                     568,754
     2,429       Tosco Corporation                                                        82,434
     4,033       Unocal Corporation                                                      156,027
     5,189       USX-Marathon Group Incorporated                                         143,995
                                                                                    ------------
                                                                                      10,062,131
                 PRIMARY METAL INDUSTRIES--0.30%
     5,401       Alcan Aluminum Limited                                                  184,647
    14,341       Alcoa Incorporated                                                      480,424
     1,343       Allegheny Technologies Incorporated                                      21,320
     2,112       Engelhard Corporation                                                    43,032
     1,333       Nucor Corporation                                                        52,903
     1,537       USX-U.S. Steel Group Incorporated                                        27,666
     1,436       Worthington Industries Incorporated                                      11,578
                                                                                    ------------
                                                                                         821,570

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.82%
     1,118       American Greetings Corporation Class A                             $     10,551
     1,449       Dow Jones & Company Incorporated                                         82,050
     4,391       Gannett Company Incorporated                                            276,907
     1,259       Knight-Ridder Incorporated                                               71,606
     3,243       McGraw-Hill Incorporated                                                190,121
       813       Meredith Corporation                                                     26,168
     2,707       New York Times Company Class A                                          108,449
     2,068       R.R. Donnelley & Sons Company                                            55,836
     5,028       Tribune Company                                                         212,433
    25,099       Viacom Incorporated Class B+                                          1,173,378
                                                                                    ------------
                                                                                       2,207,499
                 RAILROAD TRANSPORTATION--0.21%
     6,577       Burlington Northern Santa Fe Corporation                                186,211
     3,613       CSX Corporation                                                          93,712
     6,408       Norfolk Southern Corporation                                             85,307
     4,125       Union Pacific Corporation                                               209,344
                                                                                    ------------
                                                                                         574,574
                 RUBBER & MISCELLANEOUS PLASTICS PRODUCTS--0.15%
     1,177       Cooper Tire & Rubber Company                                             12,506
     2,610       Goodyear Tire & Rubber Company                                           60,004
     4,498       Nike Incorporated Class B                                               251,045
       926       Reebok International Limited+                                            25,317
     1,402       Sealed Air Corporation+                                                  42,761
     1,005       Tupperware Corporation                                                   20,540
                                                                                    ------------
                                                                                         412,173
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.40%
     1,791       Bear Stearns Companies Incorporated                                      90,781
    22,952       Charles Schwab Corporation                                              651,263
     4,057       Franklin Resources Incorporated                                         154,572
     3,984       Lehman Brothers Holding Incorporated                                    269,418
    13,360       Merrill Lynch & Company Incorporated                                    910,985
    18,592       Morgan Stanley Dean Witter & Company                                  1,473,416
     3,725       Stilwell Financial Incorporated                                         146,905
     2,004       T. Rowe Price Group Incorporated                                         84,700
                                                                                    ------------
                                                                                       3,782,040
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.29%
    15,003       Corning Incorporated                                                    792,346
                 TOBACCO PRODUCTS--0.63%
    36,850       Philip Morris Companies Incorporated                                  1,621,400
     2,717       UST Incorporated                                                         76,246
                                                                                    ------------
                                                                                       1,697,646

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 TRANSPORTATION BY AIR--0.19%
     2,488       AMR Corporation+                                                   $     97,499
     2,047       Delta Airlines Incorporated                                             102,734
     8,312       Southwest Airlines Company                                              278,701
     1,113       US Airways Group Incorporated+                                           45,146
                                                                                    ------------
                                                                                         524,080
                 TRANSPORTATION EQUIPMENT--1.50%
    14,750       Boeing Company                                                          973,500
     1,450       Brunswick Corporation                                                    23,834
     2,462       Dana Corporation                                                         37,699
     9,375       Delphi Automotive Systems Corporation                                   105,469
    31,090       Ford Motor Company                                                      728,672
     3,309       General Dynamics Corporation                                            258,102
     9,052       General Motors Corporation                                              461,086
     1,693       Goodrich (B.F.) Company                                                  61,583
     5,043       Harley-Davidson Incorporated                                            200,459
    13,208       Honeywell International Incorporated                                    624,904
     1,470       ITT Industries Incorporated                                              56,963
       994       Navistar International Corporation+                                      26,030
     1,191       Northrop Grumman Corporation                                             98,853
     1,278       PACCAR Incorporated                                                      62,942
     3,085       Rockwell International Corporation                                      146,923
     2,386       Textron Incorporated                                                    110,949
     2,048       TRW Incorporated                                                         79,360
                                                                                    ------------
                                                                                       4,057,328
                 TRANSPORTATION SERVICES--0.10%
     4,746       Fedex Corporation+                                                      189,650
     2,159       Sabre Holdings Corporation                                               93,107
                                                                                    ------------
                                                                                         282,757
                 WATER TRANSPORTATION--0.11%
     9,738       Carnival Corporation                                                    300,052
                 WHOLESALE TRADE-DURABLE GOODS--0.96%
     2,888       Genuine Parts Company                                                    75,630
     1,565       Grainger (W.W.) Incorporated                                             57,123
    23,051       Johnson & Johnson                                                     2,421,796
       475       Potlatch Corporation                                                     15,942
     2,205       Visteon Corporation                                                      25,358
                                                                                    ------------
                                                                                       2,595,849

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 WHOLESALE TRADE-NONDURABLE GOODS--0.81%
     1,141       Brown-Forman Corporation                                           $     75,877
     4,615       Cardinal Health Incorporated                                            459,769
     4,726       McKesson HBOC Incorporated                                              169,616
     8,262       Safeway Incorporated+                                                   516,375
     2,216       Supervalu Incorporated                                                   30,747
    11,070       Sysco Corporation                                                       332,100
     9,496       Unilever N.V. ADR                                                       597,654
                                                                                    ------------
                                                                                       2,182,138
                 TOTAL COMMON STOCK
                 (Cost $187,083,957)                                                 194,413,016

WELLS FARGO VARIABLE TRUST ASSET ALLOCATION FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
 PRINCIPAL                               SECURITY NAME                           RATE           DATE            VALUE
                  U.S. TREASURY OBLIGATIONS--27.94%
                  U.S. TREASURY BILLS--8.03%
$20,440,000       U.S. Treasury Bills                                            5.82%@       02/01/01       $ 20,343,257
  1,018,000       U.S. Treasury Bills                                           5.52@         03/15/01          1,006,476
    375,000       U.S. Treasury Bills+                                          5.66@         03/22/01            370,318
                                                                                                             ------------
                                                                                                               21,720,051
                  U.S. TREASURY BONDS--19.91%
  1,720,000       U.S. Treasury Bonds                                            7.88         02/15/21          2,190,702
    980,000       U.S. Treasury Bonds                                            8.13         05/15/21          1,279,672
  1,670,000       U.S. Treasury Bonds                                            8.13         08/15/21          2,183,076
  3,800,000       U.S. Treasury Bonds                                            8.00         11/15/21          4,916,843
  1,310,000       U.S. Treasury Bonds                                            7.25         08/15/22          1,579,105
  1,510,000       U.S. Treasury Bonds                                            7.63         11/15/22          1,893,036
  2,540,000       U.S. Treasury Bonds                                            7.13         02/15/23          3,026,204
  3,590,000       U.S. Treasury Bonds                                            6.25         08/15/23          3,882,456
  1,870,000       U.S. Treasury Bonds                                            7.50         11/15/24          2,333,992
  2,420,000       U.S. Treasury Bonds                                            7.63         02/15/25          3,062,718
  2,320,000       U.S. Treasury Bonds                                            6.88         08/15/25          2,713,245
  2,080,000       U.S. Treasury Bonds                                            6.00         02/15/26          2,191,598
  3,010,000       U.S. Treasury Bonds                                            6.75         08/15/26          3,477,962
  2,770,000       U.S. Treasury Bonds                                            6.50         11/15/26          3,111,181
  3,700,000       U.S. Treasury Bonds                                            6.63         02/15/27          4,225,067
  1,960,000       U.S. Treasury Bonds                                            6.38         08/15/27          2,175,222
  3,810,000       U.S. Treasury Bonds                                            6.13         11/15/27          4,100,787
    720,000       U.S. Treasury Bonds                                            5.50         08/15/28            714,430
  1,920,000       U.S. Treasury Bonds                                            5.25         11/15/28          1,839,953
  1,040,000       U.S. Treasury Bonds                                            5.25         02/15/29            998,562
    520,000       U.S. Treasury Bonds                                            6.13         08/15/29            566,312
  1,200,000       U.S. Treasury Bonds                                            6.25         05/15/30          1,339,687
                                                                                                             ------------
                                                                                                               53,801,810

                  TOTAL U.S. TREASURY OBLIGATIONS                                                              75,521,861
                  (Cost $70,822,766)

                  TOTAL INVESTMENTS IN SECURITIES
                  (Cost $257,906,723)*                     99.87%                                       $269,934,877
                  Other Assets and Liabilities, Net         0.13                                             343,601
                                                          ------                                        ------------
                  TOTAL NET ASSETS                        100.00%                                       $270,278,478
                                                          ======                                        ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
** Security of an affiliate of the Fund with a cost of $1,117,319.
 + Securities pledged as collateral for Future Transactions.
 @ Yield to Maturity.
 ++ These variable rate securities are subject to a demand feature which reduces the remaining maturity.
 * Cost for federal income tax purposes is $259,465,922 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 37,351,240
                  Gross Unrealized Depreciation           (26,882,285)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 10,468,955
                                                         ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 CORPORATE BONDS & NOTES--64.53%
                 AMUSEMENT & RECREATION SERVICES--0.52%
$  250,000       Hollywood Park Incorporated                                      9.25%       02/15/07       $    252,500
   115,000       Park Place Entertainment                                         9.38        02/15/07            118,450
                                                                                                             ------------
                                                                                                                  370,950
                 BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE
                 BUILDERS--0.12%
    90,000       D.R. Horton Incorporated                                        10.00        04/15/06             89,550
                 BUSINESS SERVICES--1.70%
   500,000       First Data Corporation                                           6.38        12/15/07            497,954
   700,000       Oracle Corporation                                               6.72        02/15/04            708,674
    55,000       PSINet Incorporated                                             11.00        08/01/09             14,300
                                                                                                             ------------
                                                                                                                1,220,928
                 CHEMICALS & ALLIED PRODUCTS--3.34%
   460,000       American Home Products Corporation                               7.25        03/01/23            460,859
   375,000       Georgia Gulf Corporation                                        10.38        11/01/07            350,625
   375,000       ICN Pharmaceuticals Incorporated                                 9.25        08/15/05            380,625
 1,250,000       Merck & Company Incorporated                                     6.40        03/01/28          1,214,654
                                                                                                             ------------
                                                                                                                2,406,763
                 COMMUNICATIONS--9.10%
   210,000       Adelphia Communications                                         10.50        07/15/04            207,375
   325,000       British Telecommunications PLC                                   7.63        12/15/05            328,881
   100,000       Charter Communications Holdings LLC                              8.63        04/01/09             90,750
   700,000       Clear Channel Communications Incorporated                        7.65        09/15/10            715,257
   450,000       Clear Channel Communications Incorporated                        7.25        10/15/27            409,398
   700,000       Comcast Cable Communication                                      6.20        11/15/08            665,387
   120,000       Crown Castle International Corporation                          10.75        08/01/11            124,800
   500,000       CSC Holdings Incorporated                                        9.25        11/01/05            510,000
   200,000       CSC Holdings Incorporated                                        9.88        05/15/06            204,000
   175,000       Global Crossing Holdings Limited                                 9.63        05/15/08            164,500
   500,000       LCI International Incorporated (Qwest)                           7.25        06/15/07            505,561
   180,000       McLeodUSA Incorporated                                           9.25        07/15/07            164,700
   110,000       Nextel Communications                                            9.38        11/15/09            102,575
   250,000       Rogers Cantel Incorporated                                       8.80        10/01/07            250,000
   500,000       Sprint Capital Corporation                                       6.13        11/15/08            445,922
   600,000       Tele-Communications Incorporated                                 9.80        02/01/12            696,904
    65,000       Voicestream Wireless Corporation                                10.38        11/15/09             69,631
   875,000       WorldCom Incorporated                                            8.00        05/15/06            890,258
                                                                                                             ------------
                                                                                                                6,545,899

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 DEPOSITORY INSTITUTIONS--8.97%
$1,250,000       ABN Amro Bank Chicago                                            7.13%       06/18/07       $  1,269,688
   500,000       Bank United                                                      8.00        03/15/09            500,058
   500,000       BankBoston Corporation                                           6.88        07/15/03            504,672
   500,000       Bankers Trust New York Company                                   7.38        05/01/08            507,989
 1,000,000       Chase Manhattan Corporation                                      7.00        11/15/09            995,474
 1,000,000       HSBC USA                                                         6.63        03/01/09            983,274
   500,000       PNC Bank Corporation                                             6.50        05/01/08            486,039
   700,000       Popular North American                                           6.63        01/15/04            694,993
   500,000       Society Corporation                                              8.13        06/15/02            511,730
                                                                                                             ------------
                                                                                                                6,453,917
                 ELECTRIC, GAS & SANITARY SERVICES--1.63%
   110,000       Allied Waste North America                                       7.88        01/01/09            102,025
   500,000       NRG Energy Incorporated                                          8.00        11/01/03            509,549
   600,000       Republic Services Incorporated                                   7.13        05/15/09            565,248
                                                                                                             ------------
                                                                                                                1,176,822
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT &
                 COMPONENTS, EXCEPT COMPUTER EQUIPMENT--3.28%
   315,000       Calpine Corporation                                              8.63        08/15/10            305,077
   185,000       General Electric Capital Corporation                             7.88        12/01/06            199,342
 1,592,000       General Electric Capital Corporation                             8.63        06/15/08          1,803,058
    65,000       Williams Communications Group Incorporated                      11.70        08/01/08             52,000
                                                                                                             ------------
                                                                                                                2,359,477
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY &
                 TRANSPORTATION EQUIPMENT--0.79%
   500,000       Lockheed Martin Corporation                                      8.50        12/01/29            567,403
                 FOOD & KINDRED PRODUCTS--2.40%
 1,142,000       Anheuser-Busch Companies                                         9.00        12/01/09          1,349,283
   365,000       Canandaigua Brands                                               8.63        08/01/06            371,388
                                                                                                             ------------
                                                                                                                1,720,671
                 FOOD STORES--0.34%
   270,000       Marsh Supermarket Incorporated                                   8.88        08/01/07            244,350
                 FURNITURE & FIXTURES--0.51%
   375,000       Lear Corporation                                                 8.25        02/01/02            367,500
                 GENERAL MERCHANDISE STORES--1.31%
   900,000       Wal-Mart Stores Incorporated                                     6.88        08/10/09            940,401
                 HEALTH SERVICES--0.38%
   205,000       HCA--The Healthcare Company                                      8.75        09/01/10            216,472
    55,000       Tenet Healthcare Corporation                                     8.13        12/01/08             55,550
                                                                                                             ------------
                                                                                                                  272,022

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 HOLDING & OTHER INVESTMENT OFFICES--2.09%
$  750,000       ERP Operating Limited Partnership                                7.95%       04/15/02       $    760,935
   750,000       Spieker Properties Limited Partnership                           7.25        05/01/09            745,048
                                                                                                             ------------
                                                                                                                1,505,983
                 HOTELS, LODGING--0.04%
    30,000       Felcor Lodging                                                   9.50        09/15/08             29,700
                 HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGING
                 PLACES--0.68%
   125,000       Host Marriot Limited Partnership++                               9.25        10/01/07            124,375
   375,000       Station Casinos                                                  8.88        12/01/08            367,500
                                                                                                             ------------
                                                                                                                  491,875
                 INDUSTRIAL & COMMERCIAL MACHINERY &
                 COMPUTER EQUIPMENT--2.69%
   130,000       AES Drax Energy Limited++                                       11.50        08/30/10            138,450
 1,050,000       Dell Computer Corporation                                        7.10        04/15/28            944,330
   825,000       Hewlett-Packard Company                                          7.15        06/15/05            852,252
                                                                                                             ------------
                                                                                                                1,935,032
                 INSURANCE CARRIERS--1.76%
 1,075,000       AMBAC Incorporated                                               9.38        08/01/11          1,268,600
                 MISCELLANEOUS RETAIL--0.65%
   500,000       Staples Incorporated                                             7.13        08/15/07            467,877
                 NONDEPOSITORY CREDIT INSTITUTIONS--3.99%
   600,000       CIT Group Incorporated                                           7.63        08/16/05            610,413
 1,350,000       Countrywide Credit Industries Incorporated                       6.25        04/15/09          1,259,385
 1,000,000       Ford Motor Credit Company                                        7.38        10/28/09            999,080
                                                                                                             ------------
                                                                                                                2,868,878
                 OIL & GAS EXTRACTION--1.84%
   700,000       Canadian Occidental Petroleum                                    7.13        02/04/04            702,902
   150,000       Gulf Canada Resources Limited                                    9.25        01/15/04            151,125
   100,000       Ocean Energy Incorporated                                        8.88        07/15/07            103,000
   100,000       Pioneer Natural Resource Company                                 9.63        04/01/10            106,756
   150,000       Snyder Oil Corporation                                           8.75        06/15/07            155,625
   100,000       Vintage Petroleum Incorporated                                   9.00        12/15/05            101,750
                                                                                                             ------------
                                                                                                                1,321,158
                 PAPER & ALLIED PRODUCTS--0.18%
   125,000       Tembec Finance Corporation                                       9.88        09/30/05            127,500
                 PETROLEUM REFINING & RELATED INDUSTRIES--2.94%
 1,430,000       Amoco Company                                                    6.50        08/01/07          1,445,870
   500,000       Coastal Corporation                                              6.95        06/01/28            465,810
   200,000       Tosco Corporation                                                7.80        01/01/27            207,629
                                                                                                             ------------
                                                                                                                2,119,309

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 PRIMARY METAL INDUSTRIES--0.06%
$   45,000       AK Steel Corporation                                             9.13%       12/15/06       $     42,863
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.94%
   280,000       Garden State Newspapers                                          8.75        10/01/09            243,600
   170,000       Hollinger International Publishing                               9.25        03/15/07            170,000
   255,000       News America Holdings                                            8.88        04/26/23            264,459
                                                                                                             ------------
                                                                                                                  678,059
                 RAILROAD TRANSPORTATION--0.46%
   325,000       Kansas City Southern                                             9.50        10/01/08            333,125
                 REAL ESTATE--0.92%
   650,000       EOP Operating Limited Partnership                                7.75        11/15/07            663,426
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--3.36%
 1,400,000       Citigroup Incorporated                                           7.25        10/01/10          1,442,519
 1,000,000       Goldman Sachs Group Incorporated                                 6.65        05/15/09            976,745
                                                                                                             ------------
                                                                                                                2,419,264
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.16%
   190,000       Owens-Illinois Incorporated                                      7.85        05/15/04            114,000
                 TRANSPORTATION BY AIR--1.83%
 1,360,713       Continental Airlines                                             6.55        02/02/19          1,320,096
                 TRANSPORTATION EQUIPMENT--5.09%
 1,400,000       Daimler Chrysler                                                 7.40        01/20/05          1,405,992
 1,350,000       General Motors Acceptance Corporation                            7.75        01/19/10          1,391,080
   800,000       Honeywell International Incorporated                             7.50        03/01/10            863,242
                                                                                                             ------------
                                                                                                                3,660,314
                 WHOLESALE TRADE-DURABLE GOODS--0.46%
   375,000       Russel Metals Incorporated                                      10.00        06/01/09            330,000
                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $45,287,156)                                                                            46,433,712
                 FOREIGN BONDS--1.90% (a)
    35,000       Colt Telecom (Euro)                                              7.63        12/15/09             30,149
    55,000       Energis plc (British Pound)                                      9.13        03/15/10             74,330
    70,000       Exodus Communications Incorporated (Euro)                       11.38        07/15/08             60,462
    70,000       KPN Qwest BV (Euro)                                              7.13         06/1/09             57,504
    70,000       NTL Communications Corporation (Euro)                            9.88        11/15/09             55,204
                                                                                                             ------------
 1,000,000       Providence of Manitoba                                           7.50        02/22/10          1,092,359
                 TOTAL FOREIGN BONDS
                 (Cost $1,319,325)                                                                              1,370,008

WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 MUNICIPAL NOTES--0.28%
                 EDUCATION FACILITIES REVENUE--0.28%
$  200,000       Denver Colorado City and County School District #1
                 Educational Facilities Revenue Bonds Taxable Pension School
                 Facilities Lease AMBAC Insured                                   6.49%       12/15/02       $    202,112
                 TOTAL MUNICIPAL NOTES
                 (Cost $199,848)                                                                                  202,112
                 U.S. GOVERNMENT AGENCY SECURITIES--3.03%
                 FEDERAL HOME LOAN MORTGAGE CORPORATION--0.45%
   300,000       FHLMC                                                            7.10        04/10/07            319,853
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION--2.37%
   446,967       FNMA #449466                                                     6.50        11/01/28            440,683
   435,395       FNMA #454390                                                     6.00        12/01/28            421,245
   868,707       FNMA #455607                                                     6.00        12/01/28            840,474
                                                                                                             ------------
                                                                                                                1,702,402
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--0.21%
   148,098       GNMA #445071                                                     7.50        01/15/27            150,551
                 TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                 (Cost $2,113,689)                                                                              2,172,806
                 U.S. TREASURY SECURITIES--21.42%
 2,975,000       U.S. Treasury Bonds                                              6.50        02/15/10          3,255,994
 1,000,000       U.S. Treasury Bonds                                             12.00        08/15/13          1,411,719
   200,000       U.S. Treasury Bonds                                             11.25        02/15/15            312,547
   300,000       U.S. Treasury Bonds                                              8.88        02/15/19            412,235
   500,000       U.S. Treasury Bonds                                              8.13        08/15/19            646,287
 2,500,000       U.S. Treasury Bonds                                              8.13        08/15/21          3,268,078
   750,000       U.S. Treasury Bonds                                              5.25        11/15/28            718,732
 4,250,000       U.S. Treasury Bonds                                              5.25        02/15/29          4,080,663
 1,200,000       U.S. Treasury Bonds                                              6.13        08/15/29          1,306,874
                                                                                                             ------------
                 TOTAL U.S. TREASURY SECURITIES
                 (Cost $14,232,796)                                                                            15,413,129


WELLS FARGO VARIABLE TRUST CORPORATE BOND FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--6.64%
$3,483,000       Goldman Sachs & Company Pooled Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              5.98%       01/02/01       $  3,483,000
 1,298,000       J.P. Morgan Securities Repurchase Agreement
                 --102% Collateralized by U.S. Government Securities              5.95        01/02/01          1,298,000

                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $4,781,000)                                                                              4,781,000

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $67,933,814)*                                             97.80%                      $ 70,372,767
                 Other Assets and Liabilities, Net                                2.20                          1,584,473
                                                                               -------                       ------------
                 TOTAL NET ASSETS                                               100.00%                      $ 71,957,240
                                                                               =======                       ============

--------------------------------------------------------------------------------
(a) Foreign bond principal is denominated in U.S. dollars except as indicated parenthetically.
 ++ Represents securities sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933. These securities may only be sold to other qualified institutional buyers and are considered liquid by the Adviser pursuant to guidelines established by the Board of Trustees.
 * Cost for federal income tax purposes is $67,955,429 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 2,742,364
                  Gross Unrealized Depreciation             (325,026)
                                                         -----------
                  NET UNREALIZED APPRECIATION            $ 2,417,338
                                                         ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 COMMON STOCK--98.38%
                 BUSINESS SERVICES--2.48%
   103,200       IMS Health Incorporated                                            $  2,786,400
     5,160       SYNAVANT Incorporated+                                                   24,188
                                                                                    ------------
                                                                                       2,810,588
                 CHEMICALS & ALLIED PRODUCTS--14.21%
    55,600       American Home Products Corporation                                    3,533,380
    45,090       E.I. du Pont de Nemours & Company                                     2,178,410
    35,360       Merck & Company Incorporated                                          3,310,580
    68,440       Pfizer Incorporated                                                   3,148,240
    35,650       Procter & Gamble Company                                              2,796,296
    31,394       Rohm & Haas Company                                                   1,139,995
                                                                                    ------------
                                                                                      16,106,901
                 COMMUNICATIONS--3.20%
    79,397       AT&T Corporation                                                      1,374,561
     6,221       Avaya Incorporated+                                                      64,154
    43,749       Verizon Communications Incorporated                                   2,192,918
                                                                                    ------------
                                                                                       3,631,633
                 DEPOSITORY INSTITUTIONS--4.28%
    20,465       J.P. Morgan & Company Incorporated                                    3,386,958
    50,000       U.S. Bancorp                                                          1,459,375
                                                                                    ------------
                                                                                       4,846,333
                 EATING & DRINKING PLACES--1.60%
    53,450       McDonald's Corporation                                                1,817,300
                 ELECTRIC, GAS & SANITARY SERVICES--4.24%
    31,830       Public Service Enterprise Group Incorporated                          1,547,734
    73,603       TXU Corporation                                                       3,261,533
                                                                                    ------------
                                                                                       4,809,267
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--7.26%
    46,170       Emerson Electric Company                                              3,638,773
    57,480       General Electric Company                                              2,755,448
    74,660       Lucent Technologies Incorporated                                      1,007,910
    41,000       Motorola Incorporated                                                   830,250
                                                                                    ------------
                                                                                       8,232,381
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--2.25%
    32,935       Dun & Bradstreet Corporation+                                           852,193
    65,870       Moody's Corporation                                                   1,692,036
                                                                                    ------------
                                                                                       2,544,229
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--2.37%
    89,670       Fortune Brands Incorporated                                           2,690,100

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 FOOD & KINDRED PRODUCTS--6.39%
   102,440       PepsiCo Incorporated                                               $  5,077,182
    88,200       Sara Lee Corporation                                                  2,166,413
                                                                                    ------------
                                                                                       7,243,595
                 GENERAL MERCHANDISE STORES--5.67%
    21,918       J.C. Penney Company Incorporated                                        238,358
    72,957       May Department Stores Company                                         2,389,342
    33,080       Sears Roebuck & Company                                               1,149,530
    82,140       Target Corporation                                                    2,649,015
                                                                                    ------------
                                                                                       6,426,245
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--4.77%
    76,900       Hewlett-Packard Company                                               2,427,156
    35,000       IBM Corporation                                                       2,975,000
                                                                                    ------------
                                                                                       5,402,156
                 INSURANCE CARRIERS--9.25%
    57,093       Aegon NV ADR                                                          2,365,791
    32,470       American General Corporation                                          2,646,305
   100,840       St. Paul Companies Incorporated                                       5,476,872
                                                                                    ------------
                                                                                      10,488,968
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--1.69%
    15,618       Agilent Technologies Incorporated+                                      855,086
    26,835       Eastman Kodak Company                                                 1,056,628
                                                                                    ------------
                                                                                       1,911,714
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--3.95%
    80,768       Tyco International Limited                                            4,482,624
                 MOTION PICTURES--0.89%
    35,000       Walt Disney Company                                                   1,012,813
                 NONDEPOSITORY CREDIT INSTITUTIONS--2.57%
    53,070       American Express Company                                              2,915,533
                 OIL & GAS EXTRACTION--2.00%
    28,310       Schlumberger Limited                                                  2,263,031
                 PAPER & ALLIED PRODUCTS--2.80%
    26,332       Minnesota Mining and Manufacturing Company                            3,173,006
                 PETROLEUM REFINING & RELATED INDUSTRIES--7.34%
    39,459       BP Amoco PLC ADR                                                      1,889,100
    19,625       Chevron Corporation                                                   1,657,086
    41,157       Exxon Mobil Corporation                                               3,578,086
    19,760       Royal Dutch Petroleum Company--NY Registered Shares                   1,196,715
                                                                                    ------------
                                                                                       8,320,987

WELLS FARGO VARIABLE TRUST EQUITY INCOME FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 TOBACCO PRODUCTS--2.30%
    59,220       Philip Morris Companies Incorporated                               $  2,605,680
                 TRANSPORTATION EQUIPMENT--4.43%
    50,783       Honeywell International Incorporated                                  2,402,671
    33,280       United Technologies Corporation                                       2,616,640
                                                                                    ------------
                                                                                       5,019,311
                 WHOLESALE TRADE-DURABLE GOODS--2.44%
    26,310       Johnson & Johnson                                                     2,764,194
                 TOTAL COMMON STOCK
                 (Cost 95,840,387)                                                   111,518,589

                                                                               INTEREST       MATURITY
PRINCIPAL                                                                        RATE           DATE
                 REPURCHASE AGREEMENTS--1.85%
$2,096,064       Goldman Sachs & Company Pooled
                 Repurchase Agreement--102%
                 Collateralized by U.S. Government
                 Securities (Cost $2,096,064)                                    6.35%        01/02/01          2,096,064
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $97,936,451)*                       100.23%                                           $113,614,653
                 Other Assets and Liabilities, Net          (0.23)                                               (264,156)
                                                           ------                                            ------------
                 TOTAL NET ASSETS                          100.00%                                           $113,350,497
                                                           ======                                            ============

-------------------------------------------------------------------------------------------------------------------------

 + Non-income earning securities.
 * Cost for federal income tax purposes is $97,982,240 and net unrealized appreciation consists of:
                 Gross Unrealized Appreciation        $24,658,168
                 Gross Unrealized Depreciation         (9,025,755)
                                                      -----------
                 NET UNREALIZED APPRECIATION          $15,632,413
                                                      ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 COMMON STOCK--93.01%
                 APPAREL & ACCESSORY STORES--0.37%
    10,150       Limited Incorporated                                               $   173,184
                 BUILDING MATERIALS HARDWARE GARDEN SUPPLY & MOBILE HOME
                 DEALERS--1.10%
    11,650       Lowe's Companies Incorporated                                          518,425
                 BUSINESS SERVICES--1.00%
     8,150       Electronic Data Systems Corporation                                    470,663
                 CHEMICALS & ALLIED PRODUCTS--4.55%
     6,600       Abbott Laboratories                                                    319,687
    10,850       Air Products and Chemicals Incorporated                                444,850
     7,850       American Home Products Corporation                                     498,867
     4,650       Bristol-Myers Squibb Company                                           343,809
     7,850       Dow Chemical Company                                                   287,506
     3,350       Teva Pharmaceutical Industries Limited ADR                             245,388
                                                                                    -----------
                                                                                      2,140,107
                 COMMUNICATIONS--8.59%
    15,350       Alltel Corporation                                                     958,416
    14,600       BellSouth Corporation                                                  597,688
    29,012       SBC Communications Incorporated                                      1,385,323
    21,860       Verizon Communications                                               1,095,733
                                                                                    -----------
                                                                                      4,037,160
                 DEPOSITORY INSTITUTIONS--10.55%
     8,500       Bank of New York Company Incorporated                                  469,094
    51,041       Citigroup Incorporated                                               2,606,281
     7,375       Fifth Third Bancorp                                                    440,656
    15,250       Mellon Financial Corporation                                           750,109
     9,500       PNC Financial Services Group                                           694,094
                                                                                    -----------
                                                                                      4,960,234
                 EATING & DRINKING PLACES--1.19%
     6,650       McDonald's Corporation                                                 226,100
    12,750       Wendy's International Incorporated                                     334,688
                                                                                    -----------
                                                                                        560,788
                 ELECTRIC GAS & SANITARY SERVICES--1.89%
    14,500       Southern Company                                                       482,125
    10,150       Williams Companies Incorporated                                        405,366
                                                                                    -----------
                                                                                        887,491

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--4.92%
    10,100       Analog Devices Incorporated+                                       $   516,994
    25,350       Cypress Semiconductor Corporation+                                     499,078
    20,869       Koninklijke (Royal) Philips Electronics NV--NY Shares                  756,501
    21,150       Molex Incorporated Class A                                             538,003
                                                                                    -----------
                                                                                      2,310,576
                 FOOD & KINDRED PRODUCTS--2.30%
     9,400       Anheuser-Busch Companies Incorporated                                  427,700
    13,150       PepsiCo Incorporated                                                   651,747
                                                                                    -----------
                                                                                      1,079,447
                 FOOD STORES--1.67%
    28,950       Kroger Company+                                                        783,459
                 GENERAL MERCHANDISE STORES--1.93%
    25,900       Family Dollar Stores Incorporated                                      555,231
    10,850       Target Corporation                                                     349,913
                                                                                    -----------
                                                                                        905,144
                 HEALTH SERVICES--1.04%
    11,000       Tenet Healthcare Corporation                                           488,813
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--4.14%
    14,300       IBM Corporation                                                      1,215,500
     2,225       Minnesota Mining and Manufacturing Company                             268,113
     5,900       United Technologies Corporation                                        463,887
                                                                                    -----------
                                                                                      1,947,500
                 INSURANCE AGENTS, BROKERS & SERVICE--1.44%
     5,775       Marsh & McLennan Companies Incorporated                                675,675
                 INSURANCE CARRIERS--7.79%
    18,018       American International Group Incorporated                            1,775,899
     3,600       CIGNA Corporation                                                      476,280
    14,650       Hartford Financial Services Group                                    1,034,656
    14,400       Health Net Incorporated+                                               377,100
                                                                                    -----------
                                                                                      3,663,935
                 LOCAL & SUBURBAN TRANSIT & INTERURBAN HIGHWAY PASSENGER
                 TRANSPORTATION--0.61%
     9,650       Canadian National Railway Company                                      286,484
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL &
                 OPTICAL GOODS--3.56%
    11,100       Agilent Technologies Incorporated+                                     607,725
     6,600       Baxter International Incorporated                                      582,863
    21,055       General Motors Class H+                                                484,265
                                                                                    -----------
                                                                                      1,674,853

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--2.82%
    23,900       Tyco International Limited                                         $ 1,326,450
                 MISCELLANEOUS RETAIL--2.58%
    14,350       Costco Wholesale Corporation+                                          573,103
    10,700       CVS Corporation                                                        641,331
                                                                                    -----------
                                                                                      1,214,434
                 MOTION PICTURES--0.75%
    12,100       Walt Disney Company                                                    350,144
                 NONDEPOSITORY CREDIT INSTITUTIONS--6.26%
     8,100       Capital One Financial Corporation                                      533,081
    14,150       Federal Home Loan Mortgage Corporation                                 974,581
    16,350       Household International Incorporated                                   899,250
     7,850       USA Education Incorporated                                             533,800
                                                                                    -----------
                                                                                      2,940,712
                 OIL & GAS EXTRACTION--4.65%
     5,150       Anadarko Petroleum Corporation                                         366,062
     5,450       Apache Corporation                                                     381,841
     6,300       B.J. Services Company+                                                 433,912
     3,650       Enron Corporation                                                      303,406
    13,050       ENSCO International Incorporated                                       444,516
     9,050       Global Marine Incorporated+                                            256,794
                                                                                    -----------
                                                                                      2,186,531
                 PAPER & ALLIED PRODUCTS--0.94%
     6,250       Kimberly-Clark Corporation                                             441,813
                 PETROLEUM REFINING & RELATED INDUSTRIES--4.36%
     6,000       Coastal Corporation                                                    529,875
     4,450       Chevron Corporation                                                    375,747
    13,177       Exxon Mobil Corporation                                              1,145,576
                                                                                    -----------
                                                                                      2,051,198
                 PRIMARY METAL INDUSTRIES--0.89%
    12,550       Alcoa Incorporated                                                     420,425
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--1.06%
    10,600       Viacom Incorporated Class A+                                           498,200
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--4.24%
    11,800       Lehman Brothers Holding Incorporated                                   797,975
    15,100       Morgan Stanley Dean Witter                                           1,196,675
                                                                                    -----------
                                                                                      1,994,650
                 TOBACCO PRODUCTS--2.35%
    25,150       Philip Morris Companies Incorporated                                 1,106,600

WELLS FARGO VARIABLE TRUST EQUITY VALUE FUND--DECEMBER 31, 2000

SHARES           SECURITY NAME                                                         VALUE
                 TRANSPORTATION EQUIPMENT--2.23%
    14,538       Ford Motor Company                                                 $   340,734
     9,050       General Dynamics Corporation                                           705,900
                                                                                    -----------
                                                                                      1,046,634
                 WHOLESALE TRADE-DURABLE GOODS--1.24%
     5,550       Johnson & Johnson                                                      583,097
                 TOTAL COMMON STOCK
                 (Cost $39,382,714)                                                  43,724,826

                                                                                INTEREST       MATURITY
PRINCIPAL                  SECURITY DESCRIPTION                                   RATE           DATE
                 REPURCHASE AGREEMENTS--6.86%
$1,362,000       Goldman Sachs & Company Pooled Repurchase
                 Agreement--102% Collateralized by U.S.
                 Government Securities                                            5.98%        01/02/01         1,362,000
 1,865,000       J.P. Morgan Securities Incorporated
                 Repurchase Agreement--102% Collateralized
                 by U.S. Government Securities                                    5.95         01/02/01         1,865,000
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $3,227,000)                                                                              3,227,000
                                                                                                              -----------
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $42,609,714)*                         99.87%                                           $46,951,826
                 Other Assets and Liabilities, Net            0.13                                                 60,875
                                                            ------                                            -----------
                 TOTAL NET ASSETS                           100.00%                                           $47,012,701
                                                            ======                                            ===========


--------------------------------------------------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $43,100,426 and net unrealized appreciation consists of:
                 Gross Unrealized Appreciation          $ 5,669,558
                 Gross Unrealized Depreciation           (1,818,158)
                                                        -----------
                 NET UNREALIZED APPRECIATION            $ 3,851,400
                                                        ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--98.16%
                 APPAREL & ACCESSORY STORES--1.16%
   13,600        Gap Incorporated                                                   $    346,800
   14,400        Kohl's Corporation+                                                     878,400
                                                                                    ------------
                                                                                       1,225,200
                 BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                 DEALERS--1.44%
   23,550        Home Depot Incorporated                                               1,075,941
    9,950        Lowe's Companies Incorporated                                           442,775
                                                                                    ------------
                                                                                       1,518,716
                 BUSINESS SERVICES--7.00%
   21,372        America Online Incorporated+                                            743,746
    5,700        BroadVision Incorporated+                                                67,331
    7,200        Brocade Communications Systems Incorporated+                            661,050
   17,800        Commerce One Incorporated+                                              450,563
    9,400        i2 Technologies Incorporated+                                           511,125
   31,223        Microsoft Corporation+                                                1,358,200
   37,500        Oracle Corporation+                                                   1,089,844
    6,600        Siebel Systems Incorporated+                                            447,150
   29,528        Sun Microsystems Incorporated+                                          823,093
   13,900        VERITAS Software Corporation+                                         1,216,250
                                                                                    ------------
                                                                                       7,368,352
                 CHEMICALS & ALLIED PRODUCTS--14.62%
   26,551        Abbott Laboratories                                                   1,286,064
   15,400        Clorox Company                                                          546,700
   24,700        Colgate-Palmolive Company                                             1,594,385
   15,100        Estee Lauder Companies Incorporated                                     661,569
   18,100        Immunex Corporation+                                                    735,312
   17,488        Lilly (Eli) & Company                                                 1,627,477
   16,467        Merck & Company Incorporated                                          1,541,723
   86,287        Pfizer Incorporated                                                   3,969,202
   17,300        Pharmacia Corporation                                                 1,055,300
   14,400        Praxair Incorporated                                                    639,000
   10,672        Procter & Gamble Company                                                837,085
   15,690        Schering-Plough Corporation                                             890,408
                                                                                    ------------
                                                                                      15,384,225
                 COMMUNICATIONS--3.60%
   24,600        360networks Incorporated+                                               313,650
    8,600        Nextel Communications Incorporated+                                     212,850
   15,400        Qwest Communications International Incorporated+                        631,400
   47,052        SBC Communications Incorporated                                       2,246,733
   21,300        XO Communications Incorporated+                                         379,406
                                                                                    ------------
                                                                                       3,784,039

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 DEPOSITORY INSTITUTIONS--5.59%
    6,971        Chase Manhattan Corporation+                                       $    316,745
   86,476        Citigroup Incorporated                                                4,415,681
    9,200        Fifth Third Bancorp                                                     549,700
    8,900        Golden West Financial Corporation                                       600,750
                                                                                    ------------
                                                                                       5,882,876
                 ELECTRIC, GAS & SANITARY SERVICES--3.65%
   48,200        AES Corporation+                                                      2,669,075
    7,900        Calpine Corporation+                                                    355,994
   14,918        Edison International                                                    233,094
   14,590        Williams Companies Incorporated                                         582,688
                                                                                    ------------
                                                                                       3,840,851
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                 EXCEPT COMPUTER EQUIPMENT--10.49%
   10,900        Celestica Incorporated+                                                 591,325
  110,941        General Electric Company                                              5,318,234
   52,552        Intel Corporation                                                     1,589,698
    4,500        Juniper Networks Incorporated+                                          567,281
    6,200        Micron Technology Incorporated+                                         220,100
   20,646        Nortel Networks Corporation                                             661,963
   11,900        QUALCOMM Incorporated+                                                  978,031
   14,600        Sanmina Corporation+                                                  1,118,725
                                                                                    ------------
                                                                                      11,045,357
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--0.52%
   15,100        Halliburton Company                                                     547,375
                 FOOD & KINDRED PRODUCTS--3.22%
   27,800        Anheuser-Busch Companies Incorporated                                 1,264,900
   20,160        Coca-Cola Company                                                     1,228,500
   18,000        PepsiCo Incorporated                                                    892,125
                                                                                    ------------
                                                                                       3,385,525
                 GENERAL MERCHANDISE STORES--3.60%
   62,720        Target Corporation                                                    2,022,720
   33,152        Wal-Mart Stores Incorporated                                          1,761,200
                                                                                    ------------
                                                                                       3,783,920
                 HEALTH SERVICES--1.34%
   16,100        HCA--The Healthcare Company                                             708,561
   15,850        Tenet Healthcare Corporation                                            704,334
                                                                                    ------------
                                                                                       1,412,895

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--6.60%
   57,010        Cisco Systems Incorporated+                                        $  2,180,632
   44,196        EMC Corporation+                                                      2,939,034
   11,498        Hewlett Packard Company                                                 362,906
   18,300        Palm Incorporated+                                                      518,119
   12,000        United Technologies Corporation                                         943,500
                                                                                    ------------
                                                                                       6,944,191
                 INSURANCE AGENTS, BROKERS & SERVICE--0.69%
    6,200        Marsh & McLennan Companies, Incorporated                                725,400
                 INSURANCE CARRIERS--7.85%
   48,246        American International Group Incorporated                             4,755,246
   19,100        AXA Financial Incorporated                                            1,067,212
   10,400        CIGNA Corporation                                                     1,375,920
   19,600        St. Paul Companies Incorporated                                       1,064,525
                                                                                    ------------
                                                                                       8,262,903
                 MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--2.36%
   13,067        Baxter International Incorporated                                     1,153,980
   11,944        Danaher Corporation                                                     816,671
   12,300        JDS Uniphase Corporation+                                               512,756
                                                                                    ------------
                                                                                       2,483,407
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--1.76%
   33,300        Tyco International Limited                                            1,848,150
                 MISCELLANEOUS RETAIL--0.34%
   16,200        Bed Bath & Beyond Incorporated+                                         362,475
                 MOTION PICTURES--0.58%
   11,600        Time Warner Incorporated                                                605,984
                 NONDEPOSITORY CREDIT INSTITUTIONS--6.24%
   10,400        American Express Company                                                571,350
   33,169        Federal National Mortgage Association                                 2,877,411
   40,481        Household International Incorporated                                  2,226,455
   15,600        Providian Financial Corporation                                         897,000
                                                                                    ------------
                                                                                       6,572,216
                 OIL & GAS EXTRACTION--2.72%
    6,700        BJ Services Company+                                                    461,462
   23,500        Diamond Offshore Drilling Incorporated                                  940,000
   11,900        Enron Corporation                                                       989,187
   10,161        Transocean Sedco Forex Incorporated+                                    467,406
                                                                                    ------------
                                                                                       2,858,055

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 PAPER & ALLIED PRODUCTS--1.33%
   16,400        International Paper Company                                        $    669,325
   10,400        Kimberly-Clark Corporation                                              735,176
                                                                                    ------------
                                                                                       1,404,501
                 PETROLEUM REFINING & RELATED INDUSTRIES--6.13%
   10,445        Chevron Corporation                                                     881,950
    9,900        Coastal Corporation                                                     874,294
   24,202        Conoco Incorporated Class B                                             700,345
   32,309        Exxon Mobil Corporation                                               2,808,864
   19,508        Royal Dutch Petroleum Company--NY Registered Shares                   1,181,453
                                                                                    ------------
                                                                                       6,446,906
                 PRIMARY METAL INDUSTRIES--1.24%
   39,000        Alcoa Incorporated                                                    1,306,500
                 PRINTING, PUBLISHING & ALLIED INDUSTRIES--0.37%
    8,337        Viacom Incorporated Class B+                                            389,755
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--1.90%
    7,900        Goldman Sachs Group Incorporated                                        844,806
   14,604        Morgan Stanley Dean Witter & Company                                  1,157,367
                                                                                    ------------
                                                                                       2,002,173
                 STONE, CLAY, GLASS & CONCRETE PRODUCTS--0.45%
    8,900        Corning Incorporated                                                    470,031
                 WHOLESALE TRADE--DURABLE GOODS--1.37%
   13,773        Johnson & Johnson                                                     1,447,026
                 TOTAL COMMON STOCK
                 (Cost $92,535,936)                                                  103,309,004

WELLS FARGO VARIABLE TRUST GROWTH FUND--DECEMBER 31, 2000

                                                                                INTEREST       MATURITY
PRINCIPAL                                                                         RATE           DATE            VALUE
                 REPURCHASE AGREEMENTS--3.12%
$1,314,000       Goldman Sachs & Company Pooled Repurchase
                 Agreement--102% Collateralized
                 by U.S. Government Securities                                    5.98%        01/02/01       $  1,314,000
 1,968,000       J.P. Morgan Securities Incorporated--102%
                 Collateralized by U.S. Government Securities                     5.95         01/02/01          1,968,000
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost $3,282,000)                                                                               3,282,000
                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $95,817,936)*                        101.28%                                           $106,591,004
                 Other Assets and Liabilities, Net           (1.28)                                             (1,342,653)
                                                             -----                                            ------------
                 TOTAL NET ASSETS                           100.00%                                           $105,248,351
                                                            ------                                            ------------
                                                            ------                                            ------------

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $96,198,003 and net unrealized appreciation consists of:


                  Gross Unrealized Appreciation          $ 20,340,024
                  Gross Unrealized Depreciation            (9,947,023)
                                                         ------------
                  NET UNREALIZED APPRECIATION            $ 10,393,001
                                                          -----------
                                                          -----------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--DECEMBER 31, 2000

 SHARES                                SECURITY NAME                                 VALUE
                COMMON STOCKS--83.02%
                AUSTRALIA--2.68%
     700        Broken Hill Proprietary Company Limited (Metals & Mining)          $   14,700
   6,000        Foster's Brewing Group Limited ADR (Beverages, Food &
                Tobacco)                                                               15,735
     400        News Corporation Limited (Media - Broadcasting & Publishing)           12,900
     300        OneSteel Limited (Primary Metal Industries)+                              158
                                                                                   ----------
                                                                                       43,493
                BRAZIL--1.43%
     200        Aracruz Celulose SA ADR (Forest Products & Paper)                       2,987
     400        Telefonica SA (Communications)+                                        20,000
                                                                                   ----------
                                                                                       22,987
                FINLAND--1.07%
     400        Nokia Corporation ADR (Communications)                                 17,400
                FRANCE--11.94%
     600        Axa UAP (Insurance)                                                    43,088
     100        Cap Gemini SA (Computer Software & Processing)                         16,129
   1,200        Groupe Danone ADR (Beverages Food & Tobacco)                           36,840
     500        STMicroelectronics NV (Electronics)                                    21,406
     200        Suez Lyonnaise des Eaux (Industrial--Diversified)                      36,521
     400        Total Fina Elf (Oil & Gas)                                             29,075
     160        Vivendi (Industrial--Diversified)                                      10,450
                                                                                   ----------
                                                                                      193,509
                GERMANY--8.20%
     100        Allianz AG (Insurance)                                                 37,619
     200        Deutsche Bank AG--Reg (Banking)                                        16,673
     300        E.On AG ADR (Industrial & Commercial Machinery & Computer
                Equipment)                                                             18,113
     200        Infineon Technologies AG (Electronics)+                                 7,200
     500        Metro AG (Retailers)                                                   23,001
   1,000        SGL Carbon AG (Chemicals)+                                             17,250
     100        Siemens AG (Industrial--Diversified)                                   13,073
                                                                                   ----------
                                                                                      132,929
                HONG KONG--3.28%
   1,600        Cheung Kong Holdings Limited (Real Estate)                             20,461
   3,000        Citic Pacific Limited (Industrial--Diversified)                        10,634
     300        HSBC Holdings PLC (Banking)                                            22,080
                                                                                   ----------
                                                                                       53,175
                HUNGARY--0.50%
     400        Magyar Tavkozlesi Rt ADR (Media--Broadcasting & Publishing)             8,175
                IRELAND--4.43%
     700        Elan Corporation PLC ADR (Pharmaceuticals)+                            32,769
     700        Ryanair Holdings PLC ADR (Airlines)+                                   38,981
                                                                                   ----------
                                                                                       71,750

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--DECEMBER 31, 2000

 SHARES                                SECURITY NAME                                 VALUE
                ITALY--3.58%
   4,000        Banca Intesa SpA (Banking)                                         $   19,227
     300        ENI SpA (Oil & Gas)                                                    19,294
     600        San Paolo IMI SpA (Banking)                                            19,463
                                                                                   ----------
                                                                                       57,984
                JAPAN--11.31%
     300        Fijitsu Limited (Electronics)                                          22,119
     500        Fuji Photo Film ADR (Photographic Equipment)                           20,625
     200        Nikko Securities Company Limited (Financial Services)                  15,499
     400        Nippon Telegraph & Telephone Corporation (Communications)              14,275
     100        Nomura Securities Company Limited (Financial Services)                 17,995
     100        Omron Corporation (Electronics)                                        21,060
     100        Secom Company Limited (Commercial Services)                            13,047
     400        Seven Eleven Japan Company Limited (Retailers)                         22,767
     100        Sony Corporation (Electronics)                                          6,975
     200        Toyota Motor Coporation (Automotive)                                   12,590
   1,000        USHIO Incorporated (Electronics)                                       16,331
                                                                                   ----------
                                                                                      183,283
                KOREA, REPUBLIC OF--0.77%
     400        Korea Telecom Corporation SP ADR (Communications)                      12,400
                MEXICO--2.65%
     300        Grupo Televisa SA Ser Cpo (Media--Broadcasting &
                Publishing)+                                                           13,481
     300        Telefonos de Mexico SA (Communications)                                13,538
     800        Walmart de Mexico (Retailers)+                                         15,919
                                                                                   ----------
                                                                                       42,938
                NETHERLANDS--4.49%
     600        Koninklijke Ahold NV (Food Retailers)                                  19,500
     800        Koninklijke Philips Electronics NV (Electronics)                       29,000
     400        Royal Dutch Petroleum Company (Oil & Gas)                              24,225
                                                                                   ----------
                                                                                       72,725
                NORWAY--0.82%
   1,000        Petroleum Geo-Services ASA (Oil & Gas)+                                13,313
                SINGAPORE--1.67%
     600        DBS Group Holdings Limited (Financial Services)                        27,128
                SPAIN--1.11%
   1,700        Banco Santander Central Hispano SA (Banking)                           17,956
                SWEDEN--0.90%
   1,300        Telfonaktiebolaget LM Ericsson ADR (Communications)                    14,544

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--DECEMBER 31, 2000

 SHARES                                SECURITY NAME                                 VALUE
                SWITZERLAND--7.48%
     200        Adecco SA (Commercial Services)                                    $   15,640
      10        Julius Baer Holding AG (Financial Services)                            54,736
     200        Nestle SA (Beverages Food & Tobacco)                                   23,326
     600        Novartis AG (Pharmaceuticals)                                          26,850
      64        Syngenta AG ADR (Chemicals)+                                              700
                                                                                   ----------
                                                                                      121,252
                TAIWAN--1.10%
   1,400        ASE Test Limited (Electronics)+                                        11,900
   2,000        Ritek Corporation GDR (Electronics)+                                    5,961
                                                                                   ----------
                                                                                       17,861
                UNITED KINGDOM--12.58%
     800        Amvescap PLC (Financial Services)                                      34,800
     600        ARM Holdings PLC ADR (Electronics)+                                    13,537
     300        BP Amoco PLC ADR (Oil & Gas)                                           14,363
     100        British Telecommunications PLC (Communications)                         8,675
     400        Diageo PLC (Beverages Food & Tobacco)                                  17,750
     341        Glaxo Smithkline PLC (Chemicals)+                                      19,118
   3,000        Invensys PLC (Commercial Services)                                     14,027
     300        NDS Group PLC ADR (Media--Broadcasting & Publishing)+                  16,388
   2,000        Royal Bank of Scotland Group PLC (Banking)                             47,264
     500        Vodafone Airtouch PLC (Communications)                                 17,906
                                                                                   ----------
                                                                                      203,828
                UNITED STATES OF AMERICA--1.03%
     400        JDS Uniphase Corporation (Semiconductors & Fiber Optics)+              16,675
                TOTAL COMMON STOCKS (Cost $1,449,207)                               1,345,305

WELLS FARGO VARIABLE TRUST INTERNATIONAL EQUITY FUND--DECEMBER 31, 2000

                                                                              INTEREST       MATURITY
PRINCIPAL                              SECURITY NAME                            RATE           DATE           VALUE
                SHORT TERM INSTRUMENTS--14.10%
                REPURCHASE AGREEMENT--14.10%
$228,447        Goldman Sachs & Company Repurchase Agreement--102%
                Collateralized by U.S. Government Securities                     6.35%       01/02/01       $  228,447
                (Cost $228,447)


                TOTAL INVESTMENTS IN SECURITIES
                (Cost $1,677,654)*                            97.12%                                              $1,573,752
                Other Assets and Liabilities, Net              2.88                                                   46,735
                                                             ------                                               ----------
                TOTAL NET ASSETS                             100.00%                                              $1,620,487
                                                             ======                                               ==========

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $1,680,176 and net unrealized depreciation consists of:

                Gross Unrealized Appreciation             $  79,823
                Gross Unrealized Depreciation              (186,247)
                                                          ---------
                NET UNREALIZED DEPRECIATION               $(106,424)
                                                          =========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 2000

  SHARES                                 SECURITY NAME                                   VALUE
                  COMMON STOCK--97.69%
                  BUILDING MATERIALS, HARDWARE, GARDEN SUPPLY & MOBILE HOME
                  DEALERS--5.88%
    15,900        Fastenal Company                                                    $    872,512
   132,600        Home Depot Incorporated                                                6,058,162
                                                                                      ------------
                                                                                         6,930,674
                  BUSINESS SERVICES--20.97%
    40,400        America Online Incorporated+                                           1,405,920
    37,500        Automatic Data Processing Incorporated                                 2,374,219
    41,500        DST Systems Incorporated+                                              2,780,500
    71,600        First Data Corporation                                                 3,772,425
    50,200        Fiserv Incorporated+                                                   2,381,363
   141,300        IMS Health Incorporated                                                3,815,100
   103,600        Microsoft Corporation+                                                 4,506,600
    80,800        Oracle Corporation+                                                    2,348,250
    28,300        Sungard Data Systems Incorporated+                                     1,333,637
                                                                                      ------------
                                                                                        24,718,014
                  CHEMICALS & ALLIED PRODUCTS--5.07%
   129,850        Pfizer Incorporated                                                    5,973,100

                  ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS,
                  EXCEPT COMPUTER EQUIPMENT--10.29%
   166,800        Intel Corporation                                                      5,045,700
   111,600        Nokia Corporation ADR                                                  4,854,600
   199,800        Telfonaktiebolaget LM Ericsson Series B ADR                            2,235,263
                                                                                      ------------
                                                                                        12,135,563

                  ENGINEERING ACCOUNTING RESEARCH MANAGEMENT & RELATED
                  SERVICES--4.16%
   100,950        Paychex Incorporated                                                   4,908,694

                  FINANCIAL--1.78%
    16,900        State Street Corporation                                               2,099,149

                  FOOD & KINDRED PRODUCTS--1.81%
    35,000        Coca-Cola Company                                                      2,132,812

                  INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                  EQUIPMENT--12.74%
   137,700        Cisco Systems Incorporated+                                            5,267,025
    66,400        EMC Corporation+                                                       4,415,600
   157,350        Solectron Corporation+                                                 5,334,165
                                                                                      ------------
                                                                                        15,016,790
                  INSURANCE CARRIERS--5.74%
    68,675        American International Group Incorporated                              6,768,780

                  MEASURING, ANALYZING & CONTROLLING INSTRUMENTS;
                  PHOTOGRAPHIC, MEDICAL & OPTICAL GOODS--6.74%
    27,400        JDS Uniphase Corporation+                                              1,142,238
   112,675        Medtronic Incorporated                                                 6,802,753
                                                                                      ------------
                                                                                         7,944,991

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 2000

  SHARES                                 SECURITY NAME                                   VALUE
                  MISCELLANEOUS RETAIL--2.22%
    65,600        Costco Wholesale Corporation+                                       $  2,619,900

                  OIL & GAS EXTRACTION--0.96%
    14,200        Schlumberger Limited                                                   1,135,113

                  PERSONAL SERVICES--2.76%
    61,200        Cintas Corporation                                                     3,255,075

                  PHARMACEUTICAL PREPARATIONS--2.31%
    29,100        Merck & Company Incorporated                                           2,724,487

                  SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                  SERVICES--12.18%
   192,350        Charles Schwab Corporation                                             5,457,931
    59,975        Goldman Sachs Group Incorporated                                       6,413,577
    58,700        T. Rowe Price Group Incorporated                                       2,480,992
                                                                                      ------------
                                                                                        14,352,500
                  WHOLESALE TRADE--NONDURABLE GOODS--2.08%
    24,600        Cardinal Health Incorporated                                           2,450,775

                  TOTAL COMMON STOCK
                  (Cost $110,259,250)                                                  115,166,417

WELLS FARGO VARIABLE TRUST LARGE COMPANY GROWTH FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL                               SECURITY NAME                            RATE           DATE             VALUE
                 REPURCHASE AGREEMENTS--2.44%
$2,878,223       Goldman Sachs & Company Pooled Repurchase Agreement--102%
                 Collateralized by U.S. Government Securities                     6.35%       01/02/01       $   2,878,223
                 (Cost $2,878,223)


                TOTAL INVESTMENTS IN SECURITIES
                (Cost $113,137,473)*                       100.13%                                              $118,044,640
                Other Assets and Liabilities, Net           (0.13)                                                  (159,488)
                                                           ------                                               ------------
                TOTAL NET ASSETS                           100.00%                                              $117,885,152
                                                           ======                                               ============

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $113,144,339 and net unrealized appreciation consists of:

                Gross Unrealized Appreciation          $ 19,289,487
                Gross Unrealized Depreciation           (14,389,186)
                                                       ------------
                NET UNREALIZED APPRECIATION            $  4,900,301
                                                       ============

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 CERTIFICATES OF DEPOSIT--9.42%
$1,200,000       ABN Amro Bank Chicago                                           6.72%         2/12/01       $ 1,199,963
   500,000       Canadian Imperial Bank of Commerce                              6.57          1/29/01           499,989
 1,000,000       Merita Bank                                                     6.09          7/03/01         1,000,049
 1,800,000       Southtrust Bank                                                 6.88           1/8/01         1,800,000
   500,000       U.S. Bank N.A.                                                  6.59          1/16/01           500,000
                                                                                                             -----------
                 TOTAL CERTIFICATES OF DEPOSIT (COST $5,000,001)                                               5,000,001
                 COLLATERALIZED MORTGAGE OBLIGATIONS--0.37%
   194,439       Merrill Lynch Mortgage Investors Incorporated Series 2000
                 Class A-2 (Cost $194,439)                                       6.68         11/27/01           194,439
                 COMMERCIAL PAPER--52.45%
 1,000,000       Amstel Funding Corporation                                    6.71**          2/12/01           992,483
   800,000       Amstel Funding Corporation                                    6.71**          2/13/01           793,840
 1,000,000       Atlantis One Funding Corporation                              6.74**          2/16/01           991,850
   120,000       Bank of America Corporation                                   6.82**           2/9/01           119,166
   900,000       Bavaria TRR Corporation                                       6.68**          4/17/01           883,088
   400,000       Bear Stearns & Company Incorporated                           6.75**          5/30/01           389,427
 1,000,000       Bills Securitization Limited                                  6.74**          2/14/01           992,147
   800,000       Bills Securitization Limited                                  6.64**          3/20/01           788,947
   200,000       Compass Securitization LLC                                    6.81**          1/10/01           199,706
   700,000       Conduit Asset Backed Securities Limited                       6.69**          1/25/01           697,057
 1,500,000       Crown Point Capital Company LLC                               6.56**           3/7/01         1,482,773
   500,000       General Electric Capital International Funding                6.75**           2/2/01           497,189
   800,000       General Electric Capital Services Incorporated                6.75**          1/30/01           795,918
   450,000       Goldman Sachs Group Incorporated                              6.74**           2/7/01           447,066
 1,500,000       Greenwich Funding                                             6.71**           1/5/01         1,499,175
   700,000       Greyhawk Funding                                              6.76**           2/2/01           696,058
 1,000,000       Halogen Capital Company LLC                                   6.54**          2/20/01           991,194
 1,900,000       Ivory Funding Corporation                                     6.75**          1/10/01         1,897,167
   300,000       K2 (USA) LLC                                                  6.78**          2/16/01           297,544
   300,000       K2 (USA) LLC                                                  6.66**          5/14/01           292,905
 1,000,000       Lexington Parker Capital LLC                                  6.69**          4/12/01           982,028
 1,000,000       Neptune Funding Corporation                                   6.76**          1/19/01           996,839
 1,000,000       Perry III Funding Corporation                                 6.57**           3/2/01           989,397
 1,400,000       Sigma Finance Corporation                                     6.74**           5/3/01         1,369,602
   400,000       Sigma Finance Corporation                                     6.73**          6/15/01           388,320
 1,700,000       Special Purpose Accounts Receivable Cooperative Corporation   6.85**           2/6/01         1,689,059
 1,000,000       Spice Trust IV                                                6.79**          1/18/01           997,000
 1,900,000       Surrey Funding Corporation                                    6.75**           1/5/01         1,898,938
   500,000       Thames Asset Global Securitization Incorporated               6.71**           1/8/01           499,450
   600,000       Thames Asset Global Securitization Incorporated               6.70**          1/16/01           598,469
 1,700,000       Variable Funding Capital Corporation                          6.84**          1/10/01         1,697,502
                                                                                                             -----------
                 TOTAL COMMERCIAL PAPER (Cost $27,851,304)                                                    27,851,304

WELLS FARGO VARIABLE TRUST MONEY MARKET FUND--DECEMBER 31, 2000

                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE            VALUE
                 CORPORATE BONDS & NOTES--27.37%
$  230,000       Banc of America Securities                                      6.83%         1/22/01       $   230,000
 1,500,000       Bear Stearns & Company Incorporated++                           6.70          3/29/01         1,500,000
   500,000       Beta Finance Incorporated                                       6.82          2/15/01           500,000
   900,000       Branch Banking & Trust                                          7.05           5/7/01           898,859
 1,500,000       Comerica Bank++                                                 6.67          1/12/01         1,499,983
   500,000       Commerzbank New York                                            6.77          2/28/01           499,975
 1,500,000       Dorada Finance Incorporated                                     6.77          3/15/01         1,500,000
 1,400,000       Goldman Sachs Group++                                           6.89         11/26/01         1,401,945
 1,000,000       Heinz (H.J.) Company                                            6.82         11/15/01         1,000,000
 1,500,000       J.P. Morgan & Company Incorporated++                            6.69          3/16/01         1,500,000
   400,000       M&I Marshall & Isley Bank                                       6.75          12/3/01           400,000
 1,500,000       Morgan Stanley Dean Witter++                                    6.68          3/16/01         1,500,000
   400,000       Morgan Stanley Dean Witter++                                    6.68          8/28/01           400,000
 1,700,000       Unilever Capital Corporation++                                  6.71           9/7/01         1,700,000
                                                                                                             -----------
                 TOTAL CORPORATE BONDS & NOTES
                 (Cost $14,530,762)                                                                           14,530,762
                 TIME DEPOSITS--11.62%
 2,000,000       Credit Suisse First Boston Grand Cayman Branch                  6.81           1/4/01         2,000,000
 2,000,000       Societe Generale Montreal                                       6.69           1/2/01         2,000,000
 2,172,270       Union Bank of Switzerland Grand Cayman Branch                   5.50           1/2/01         2,172,270
                                                                                                             -----------
                 TOTAL TIME DEPOSITS
                 (Cost $6,172,270)                                                                             6,172,270

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $53,748,776)*                       101.23%                                              $53,748,776
                 Other Assets and Liabilities, Net          (1.23)                                                 (653,303)
                                                           ------                                               -----------
                 TOTAL NET ASSETS                          100.00%                                              $53,095,473
                                                           ======                                               ===========

--------------------------------------------------------------------------------
++ Variable Rate Securities
**  Yield to Maturity.
* Cost for federal income tax purposes is the same as for financial statement purposes.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 COMMON STOCK--96.36%
                 APPAREL & ACCESSORY STORES--2.18%
     5,925       American Eagle Outfitters Incorporated+                            $   250,331
     5,350       Footstar Incorporated+                                                 264,825
    15,650       Gymboree Corporation+                                                  217,144
                                                                                    -----------
                                                                                        732,300
                 BUSINESS SERVICES--23.66%
     9,536       Administaff Incorporated+                                              259,379
     4,075       Aether Systems Incorporated+                                           159,434
     1,326       Agile Software Corporation+                                             65,471
     4,083       Clarent Corporation+                                                    46,189
    15,100       Click Commerce Incorporated+                                           315,213
    24,830       Commerce One Incorporated+                                             628,509
       150       DSP Group Incorporated+                                                  3,157
    12,352       E.piphany Incorporated+                                                666,236
    31,555       eFunds Corporation+                                                    289,912
    10,140       FreeMarkets Incorporated+                                              192,660
    18,807       Getty Images Incorporated+                                             601,824
     3,600       GoTo.com Incorporated+                                                  26,325
     8,133       Informatica Corporation+                                               321,762
     8,600       Manugistics Group Incorporated+                                        490,200
    16,316       MatrixOne Incorporated+                                                296,747
        26       Mercator Software Incorporated+                                            140
    11,900       NCO Group Incorporated+                                                361,463
       209       net.Genesis Corporation+                                                   679
     4,375       Netegrity Incorporated+                                                237,891
     9,758       NetIQ Corporation+                                                     852,603
    36,150       Niku Corporation+                                                      264,347
     2,500       Peregrine Systems Incorporated+                                         49,375
     8,000       Predictive Systems Incorporated+                                        57,250
     3,875       Professional Detailing Incorporated+                                   409,842
     7,975       SERENA Software Incorporated+                                          273,019
    12,166       webMethods Incorporated+                                             1,082,011
                                                                                    -----------
                                                                                      7,951,638

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 CHEMICALS & ALLIED PRODUCTS--15.23%
     6,025       Alexion Pharmaceuticals Incorporated+                              $   391,248
     9,724       Alpharma Incorporated                                                  426,641
     9,625       Barr Laboratories Incorporated+                                        702,023
    10,379       Cubist Pharmaceuticals Incorporated+                                   300,991
    11,933       First Horizon Pharmaceutical Corporation+                              366,940
     3,400       Inhale Therapeutic Systems Incorporated+                               171,700
     7,850       Invitrogen Corporation+                                                678,044
     6,996       Medicis Pharmaceutical Corporation+                                    413,638
     3,200       Myriad Genetics Incorporated+                                          264,800
     5,975       Neurocrine Biosciences Incorporated+                                   197,922
    10,275       Noven Pharmaceuticals Incorporated+                                    384,028
     3,975       OSI Pharmaceuticals Incorporated+                                      318,497
     4,514       Pharmacyclics Incorporated+                                            154,605
    11,525       POZEN Incorporated+                                                    210,331
         2       Shire Pharmaceuticals Group PLC ADR+                                        92
    14,000       XOMA Limited+                                                          136,500
                                                                                    -----------
                                                                                      5,118,000
                 COMMUNICATIONS--4.30%
    13,875       Ceragon Networks Limited+                                              167,367
     9,525       Entercom Communications Corporation+                                   328,017
     3,384       Illuminet Holdings Incorporated+                                        77,621
     9,695       MasTec Incorporated+                                                   193,900
    13,700       Novatel Wireless Incorporated+                                         169,537
         1       Razorfish Incorporated+                                                      2
     8,445       SBA Communications Corporation+                                        346,772
     3,525       Sierra Wireless Incorporated+                                          163,913
                                                                                    -----------
                                                                                      1,447,129
                 DEPOSITORY INSTITUTIONS--2.58%
     5,700       Investors Financial Services Corporation                               490,200
     4,475       New York Community Bancorp Incorporated                                164,456
     6,290       Silicon Valley Bancshares+                                             217,398
                                                                                    -----------
                                                                                        872,054
                 ELECTRIC, GAS & SANITARY SERVICES--0.61%
     8,275       Orion Power Holdings Incorporated+                                     203,772

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
                 COMPUTER EQUIPMENT--10.62%
    10,400       Aeroflex Incorporated+                                             $   299,812
     7,325       American Superconductor Corporation+                                   209,220
     6,850       AstroPower Incorporated+                                               214,919
     6,025       Celeritek Incorporated+                                                229,703
     6,725       Elantec Semiconductor Incorporated+                                    186,619
     6,275       EMCORE Corporation+                                                    294,925
    13,100       Exar Corporation+                                                      405,895
     6,568       JNI Corporation+                                                       149,012
        50       Lattice Semiconductor Corporation+                                         919
     8,275       Microtune Incorporated+                                                137,055
     5,122       MRV Communications Incorporated+                                        68,507
    12,475       Oplink Communications Incorporated+                                    223,770
     8,844       Pixelworks Incorporated+                                               197,885
     3,375       Sawtek Incorporated+                                                   155,883
     8,625       Stratos Lightwave Incorporated+                                        147,164
     7,334       Technitrol Incorporated                                                301,611
     5,175       Veeco Instruments Incorporated+                                        207,647
    13,387       Viasystems Group Incorporated+                                         111,279
     8,337       Vina Technologies Incorporated+                                         27,095
                                                                                    -----------
                                                                                      3,568,920
                 ENGINEERING, ACCOUNTING, RESEARCH, MANAGEMENT & RELATED
                 SERVICES--2.44%
     6,325       Aurora Biosciences Corporation+                                        198,842
     2,375       CV Therapeutics Incorporated+                                          168,031
     5,276       DiamondCluster International Incorporated+                             160,918
     5,275       Quintiles Transnational Corporation+                                   110,445
     5,700       Tetra Tech Incorporated+                                               181,688
                                                                                    -----------
                                                                                        819,924
                 FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION
                 EQUIPMENT--0.76%
     5,100       Shaw Group Incorporated+                                               255,000
                 GENERAL MERCHANDISE STORES--1.67%
    14,638       BJ's Wholesale Club Incorporated+                                      561,733
                 HEALTH SERVICES--3.72%
     3,075       Enzon Incorporated+                                                    190,842
     4,425       Laboratory Corporation of America Holdings+                            778,800
     3,575       Province Healthcare Company+                                           140,766
     4,300       Triad Hospitals Incorporated+                                          140,019
                                                                                    -----------
                                                                                      1,250,427
                 INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER
                 EQUIPMENT--1.74%
     9,475       Advanced Digital Information Corporation+                              217,925
    11,900       Interlink Electronics Incorporated+                                    150,981
     8,695       Planar Systems Incorporated+                                           216,288
                                                                                    -----------
                                                                                        585,194

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 INSURANCE AGENTS, BROKERS & SERVICE--2.11%
    11,163       Arthur J. Gallagher & Company                                      $   710,246
                                                                                    -----------
                 INSURANCE CARRIERS--2.31%
     7,350       Health Net Incorporated+                                               192,478
    14,775       Oxford Health Plans Incorporated+                                      583,613
                                                                                    -----------
                                                                                        776,091
                 MEASURING, ANALYZING, & CONTROLLING INSTRUMENTS;
                 PHOTOGRAPHIC,
                 MEDICAL & OPTICAL GOODS--4.24%
     6,337       Anaren Mircrowave Incorporated+                                        425,767
     4,575       Biosite Diagnostics Incorporated+                                      185,002
     3,976       Cerus Corporation+                                                     299,194
     4,392       Keithley Instruments Incorporated                                      189,131
     4,000       Zoll Medical Corporation+                                              140,250
     6,522       Zygo Corporation+                                                      184,450
                                                                                    -----------
                                                                                      1,423,794
                 MISCELLANEOUS MANUFACTURING INDUSTRIES--0.45%
    13,545       Yankee Candle Company Incorporated+                                    149,842
                                                                                    -----------
                 NONDEPOSITORY CREDIT INSTITUTIONS--3.59%
    21,087       AmeriCredit Corporation+                                               574,621
    23,980       Metris Companies Incorporated                                          630,974
                                                                                    -----------
                                                                                      1,205,595
                 OIL & GAS EXTRACTION--7.62%
     6,082       Helmerich & Payne Incorporated                                         266,848
     7,446       Louis Dreyfus Natural Gas Corporation+                                 341,120
    18,379       Marine Drilling Company Incorporated+                                  491,638
     7,217       Newfield Exploration Company+                                          342,356
     5,350       Patterson Energy Incorporated+                                         199,288
    13,106       UTI Energy Corporation+                                                430,860
    10,150       Veritas DGC Incorporated+                                              327,845
     7,450       Vintage Petroleum Incorporated                                         160,175
                                                                                    -----------
                                                                                      2,560,130
                 SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES &
                 SERVICES--2.20%
     5,125       Affiliated Managers Group Incorporated+                                281,234
     6,150       BlackRock Incorporated+                                                258,300
     4,825       Investment Technology Group Incorporated+                              201,444
                                                                                    -----------
                                                                                        740,978
                 TRANSPORTATION EQUIPMENT--0.21%
     5,750       IMPCO Technologies Incorporated+                                        69,000
                 TRANSPORTATION SERVICES--0.96%
    10,289       C.H. Robinson Worldwide Incorporated                                   323,460

WELLS FARGO VARIABLE TRUST SMALL CAP GROWTH FUND--DECEMBER 31, 2000

  SHARES                                SECURITY NAME                                  VALUE
                 WHOLESALE TRADE--DURABLE GOODS--1.05%
    11,731       ACT Manufacturing Incorporated+                                    $   184,763
    10,174       Kent Electronics Corporation+                                          167,871
                                                                                    -----------
                                                                                        352,634
                 WHOLESALE TRADE--NONDURABLE GOODS--2.11%
    14,050       AmeriSource Health Corporation+                                        709,525
                 TOTAL COMMON STOCK
                 (Cost $34,717,997)                                                  32,387,386


                                                                               INTEREST       MATURITY
PRINCIPAL        SECURITY NAME                                                   RATE           DATE
                 REPURCHASE AGREEMENTS--3.73%
$1,252,846       Goldman Sachs & Company Pooled Repurchase
                 Agreement--102% Collateralized by U.S.
                 Government Securities (Cost $1,252,846)                          6.35%        1/02/01          1,252,846

                 TOTAL INVESTMENTS IN SECURITIES
                 (Cost $35,970,843)*                       100.09%                                              $33,640,232
                 Other Assets and Liabilities, Net          (0.09)                                                  (29,743)
                                                           ------                                               -----------
                 TOTAL NET ASSETS                          100.00%                                              $33,610,489
                                                           ======                                               ===========

--------------------------------------------------------------------------------
 + Non-income earning securities.
 * Cost for federal income tax purposes is $37,384,744 and net unrealized depreciation consists of:

                Gross Unrealized Appreciation           $ 2,417,162
                Gross Unrealized Depreciation            (6,161,674)
                                                        -----------
                NET UNREALIZED DEPRECIATION             $(3,744,512)
                                                        ===========

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF ASSETS AND LIABILITIES--DECEMBER 31, 2000

                                           Asset     Corporate         Equity        Equity                  International
                                      Allocation          Bond         Income         Value         Growth          Equity
                                            Fund          Fund           Fund          Fund           Fund            Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments:
   In securities, at market value
    (see cost below)                $269,934,877   $70,372,767   $113,614,653   $46,951,826   $106,591,004    $1,573,752
 Cash                                      5,740         6,792              0         3,301          3,162             0
 Receivable for dividends and
   interest and other receivables      1,056,171     1,298,156        190,992        45,548         77,010           829
 Receivable for investments sold         379,362       710,603              0        94,746      3,677,950             0
 Receivable for Fund shares issued             0        11,031          2,156       124,208         10,013        12,454
 Prepaid expenses and other assets             0             0          1,820             0              0        34,097
TOTAL ASSETS                         271,376,150    72,399,349    113,809,621    47,219,629    110,359,139     1,621,132
LIABILITIES
 Payable for investments purchased       369,425             0              0        70,598      4,894,610             0
 Dividends payable                             0        12,135              0             0              0             0
 Payable for Fund shares redeemed        281,689       234,482        350,810        11,834         41,317           350
 Payable to investment advisor and
   affiliates                            135,367        16,906         53,007         5,942         45,497             0
 Payable to other related parties        169,009        46,809         28,774        61,311         61,510             0
 Accrued expenses and other
   liabilities                            64,832        86,169         26,533        57,243         67,854           295
 Variation margin on futures
   contracts                              77,350             0              0             0              0             0
 Unrealized depreciation on
   forward foreign currency
   contracts                                   0        15,916              0             0              0             0
 Payable for foreign currency                  0        29,692              0             0              0             0
TOTAL LIABILITIES                      1,097,672       442,109        459,124       206,928      5,110,788           645
TOTAL NET ASSETS                    $270,278,478   $71,957,240   $113,350,497   $47,012,701   $105,248,351    $1,620,487
NET ASSETS CONSIST OF:
 Paid-in capital                    $252,817,935   $70,983,141   $ 94,941,015   $45,897,473   $ 88,885,282     1,729,851
 Undistributed (overdistributed)
   net investment income                 234,501        18,058              0        34,966         11,170           700
 Undistributed net realized gain
   (loss) on investments               5,370,013    (1,467,266)     2,731,280    (3,261,850)     5,578,831        (6,162)
 Net unrealized appreciation
   (depreciation) of investments      12,028,154     2,438,953     15,678,202     4,342,112     10,773,068      (103,902)
 Net unrealized (depreciation) of
   foreign currency contracts                  0       (15,646)             0             0              0             0
 Net unrealized (depreciation) of
   futures contracts                    (172,125)            0              0             0              0             0
TOTAL NET ASSETS                    $270,278,478   $71,957,240   $113,350,497   $47,012,701   $105,248,351    $1,620,487
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE
Net assets                          $270,278,478   $71,957,240   $113,350,497   $47,012,701   $105,248,351    $1,620,487
Shares outstanding                    19,558,262     7,099,085      6,662,744     4,847,889      5,522,478       181,351
Net asset value and offering price        $13.82        $10.14         $17.01         $9.70         $19.06         $8.94
INVESTMENTS AT COST (NOTE 9)        $257,906,723   $67,933,814   $ 97,936,451   $42,609,714   $ 95,817,936    $1,677,654
--------------------------------------------------------------------------------------------------------------------------

                                           Large
                                         Company         Money     Small Cap
                                          Growth        Market        Growth
                                            Fund          Fund          Fund
ASSETS
Investments:
   In securities, at market value
    (see cost below)                $118,044,640   $53,748,776   $33,640,232
 Cash                                          0         5,544           775
 Receivable for dividends and
   interest and other receivables         31,614       442,282         4,141
 Receivable for investments sold               0             0       150,311
 Receivable for Fund shares issued       181,758             0       317,901
 Prepaid expenses and other assets             0             0             0
TOTAL ASSETS                         118,258,012    54,196,602    34,113,360
LIABILITIES
 Payable for investments purchased             0     1,000,049       125,678
 Dividends payable                             0         8,348             0
 Payable for Fund shares redeemed         28,617             0           322
 Payable to investment advisor and
   affiliates                             29,450        23,134       153,167
 Payable to other related parties        214,535        34,052       168,038
 Accrued expenses and other
   liabilities                           100,258        35,546        55,666
 Variation margin on futures
   contracts                                   0             0             0
 Unrealized depreciation on
   forward foreign currency
   contracts                                   0             0             0
 Payable for foreign currency                  0             0             0
TOTAL LIABILITIES                        372,860     1,101,129       502,871
TOTAL NET ASSETS                    $117,885,152   $53,095,473   $33,610,489
NET ASSETS CONSIST OF:
 Paid-in capital                    $113,743,623   $53,097,096   $43,953,406
 Undistributed (overdistributed)
   net investment income                       0             0             0
 Undistributed net realized gain
   (loss) on investments                (765,638)       (1,623)   (8,012,306)
 Net unrealized appreciation
   (depreciation) of investments       4,907,167             0    (2,330,611)
 Net unrealized (depreciation) of
   foreign currency contracts                  0             0             0
 Net unrealized (depreciation) of
   futures contracts                           0             0             0
TOTAL NET ASSETS                    $117,885,152   $53,095,473   $33,610,489
COMPUTATION OF NET ASSET VALUE AND
Net assets                          $117,885,152   $53,095,473   $33,610,489
Shares outstanding                     9,853,679    53,097,130     3,236,526
Net asset value and offering price        $11.96         $1.00        $10.38
INVESTMENTS AT COST (NOTE 9)        $113,137,473   $53,748,776   $35,970,843
------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF OPERATIONS--FOR THE PERIOD ENDED DECEMBER 31, 2000

                                                 Asset     Corporate        Equity        Equity                  International
                                            Allocation          Bond        Income         Value         Growth          Equity
                                                  Fund          Fund          Fund          Fund           Fund        Fund (2)
-------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                $  1,780,354   $         0   $ 2,144,437   $   432,779   $    945,321     $   4,743(1)
 Interest                                    6,479,295     5,265,240        76,282       124,762        268,072         5,743
TOTAL INVESTMENT INCOME                      8,259,649     5,265,240     2,220,719       557,541      1,213,393        10,486
EXPENSES
 Advisory fees                               1,420,552       318,057       602,214       172,215        660,357         3,965
 Administration fees                           387,423       106,019       164,239        46,968        180,098           793
 Portfolio accounting fees                      87,816        69,266        61,316        86,108         66,036         1,586
 Custody                                             0        14,136        21,898         6,263         24,013         1,322
 Transfer agent                                237,620       127,859       107,303        53,230        175,295         1,057
 Distribution fees                             645,705       176,699       273,734        78,280        300,162         1,322
 Legal and audit fees                           89,186        43,969        26,006        27,111         54,148           776
 Registration fees                               2,958             0             0         4,978          1,154           936
 Directors' fees                                 5,313         5,313         5,313         5,313          5,313            26
 Shareholder reports                            17,608         3,235         9,405         4,711          7,620           702
 Other                                          14,929        18,083        14,783         4,884          5,377           202
TOTAL EXPENSES                               2,909,110       882,636     1,286,211       490,061      1,479,573        12,687
Less: Waived fees and reimbursed
 expenses                                     (325,435)     (246,600)     (190,519)     (176,912)      (277,350)       (7,401)
Net Expenses                                 2,583,675       636,036     1,095,692       313,149      1,202,223         5,286
NET INVESTMENT INCOME (LOSS)                 5,675,974     4,629,204     1,125,027       244,392         11,170         5,200
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                  6,412,598    (1,394,705)    2,744,338    (1,628,272)     5,600,113        (6,162)
 Foreign currency                                    0        (3,009)            0             0              0             0
 Financial futures contracts                   124,583             0             0             0              0             0
NET REALIZED GAIN (LOSS) FROM
 INVESTMENTS                                 6,537,181    (1,397,714)    2,744,338    (1,628,272)     5,600,113        (6,162)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                (10,051,512)    3,618,117    (2,195,489)    3,330,430    (22,507,557)     (103,902)
 Foreign currency                                    0       (20,104)            0             0              0             0
 Financial futures contracts                  (244,250)            0             0             0              0             0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments             (10,295,762)    3,598,013    (2,195,489)    3,330,430    (22,507,557)     (103,902)
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                             (3,758,581)    2,200,299       548,849     1,702,158    (16,907,444)     (110,064)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $  1,917,393   $ 6,829,503   $ 1,673,876   $ 1,946,550   $(16,896,274)    $(104,864)
-------------------------------------------------------------------------------------------------------------------------------

                                                Large
                                              Company        Money      Small Cap
                                               Growth       Market         Growth
                                                 Fund         Fund           Fund
-------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends                                $   267,467   $        0   $     28,996
 Interest                                     273,786    2,761,816        138,285
TOTAL INVESTMENT INCOME                       541,253    2,761,816        167,281
EXPENSES
 Advisory fees                                510,059      169,834        260,620
 Administration fees                          139,108       63,687         52,123
 Portfolio accounting fees                    146,526       79,822         66,132
 Custody                                       18,548        8,492          6,950
 Transfer agent                               169,711       29,721         41,667
 Distribution fees                            231,845            0         86,873
 Legal and audit fees                          36,729       20,879         40,164
 Registration fees                                  0          761              0
 Directors' fees                                5,313        5,313          5,313
 Shareholder reports                           25,844        2,191         23,006
 Other                                         43,566          580        101,968
TOTAL EXPENSES                              1,327,249      381,280        684,816
Less: Waived fees and reimbursed
 expenses                                    (399,701)     (20,380)      (267,647)
Net Expenses                                  927,548      360,900        417,169
NET INVESTMENT INCOME (LOSS)                 (386,295)   2,400,916       (249,888)
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS
Net Realized Gain (Loss) from:
 Securities                                  (546,136)      (1,623)    (1,287,446)
 Foreign currency                                   0            0              0
 Financial futures contracts                        0            0              0
NET REALIZED GAIN (LOSS) FROM
 INVESTMENTS                                 (546,136)      (1,623)    (1,287,446)
Net Change in Unrealized Appreciation
 (Depreciation) of:
 Securities                                (3,299,093)           0     (9,225,577)
 Foreign currency                                   0            0              0
 Financial futures contracts                        0            0              0
Net Change in Unrealized Appreciation
 (Depreciation) of Investments             (3,299,093)           0     (9,225,577)
NET REALIZED AND UNREALIZED GAIN (LOSS)
 ON INVESTMENTS                            (3,845,229)      (1,623)   (10,513,023)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                $(4,231,524)  $2,399,293   $(10,762,911)
---------------------------------------------------------------------------------------------------------------------

(1) Net of foreign withholding taxes of $248.
(2) This Fund commenced operations on July 3, 2000.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                            Corporate Bond Fund
                                                                              ---------------------------------
                                                      Asset Allocation Fund                                From
                                              -----------------------------                      Sept. 20, 1999
                                                    For the         For the         For the       (commencement
                                                 Year Ended      Year Ended      Year Ended   of operations) to
                                              Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 2000       Dec. 31, 1999
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                          $240,670,990    $156,240,933    $ 68,423,018       $         0
Operations:
 Net investment income (loss)                    5,675,974       4,046,849       4,629,204         1,146,179
 Net realized gain (loss) on sale of
   investments and foreign currency              6,537,181       7,407,467      (1,397,714)          (51,484)
 Net change in unrealized appreciation
   (depreciation) of investments and
   translation of foreign currency             (10,051,512)      6,204,795       3,598,013        (1,174,706)
 Net change in unrealized appreciation
   (depreciation) of financial futures and
   forward transactions                           (244,250)         72,125               0                 0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       1,917,393      17,731,236       6,829,503           (80,011)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                          (5,578,483)     (3,909,839)     (4,629,204)       (1,146,189)
 Net realized gain on sale of investments       (8,377,456)       (200,663)              0                 0
 Tax basis return of capital                             0               0               0                 0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                      41,451,671      71,043,067      13,111,253        70,873,232
 Reinvestment of dividends                      13,955,939       4,579,771       4,629,204         1,121,820
 Cost of shares redeemed                       (13,761,576)     (4,813,515)    (16,406,534)       (2,345,834)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS      41,646,034      70,809,323       1,333,923        69,649,218
NET INCREASE (DECREASE) IN NET ASSETS           29,607,488      84,430,057       3,534,222        68,423,018
NET ASSETS:
 ENDING NET ASSETS                            $270,278,478    $240,670,990    $ 71,957,240       $68,423,018
SHARE ISSUED AND REDEEMED:
 Shares sold                                     2,867,745       5,092,781       1,333,998         7,089,778
 Shares issued in reinvestment of dividends        951,980         329,334         472,156           113,155
 Shares redeemed                                  (950,139)       (351,542)     (1,673,755)         (236,247)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                     2,869,586       5,070,573         132,399         6,966,686
Ending balance of undistributed
 (overdistributed) net investment income      $    234,501    $    137,010    $     15,915       $    18,058
---------------------------------------------------------------------------------------------------------------


                                                         Equity Income Fund               Equity Value Fund
                                              -----------------------------   -----------------------------
                                                    For the         For the         For the         For the
                                                 Year Ended      Year Ended      Year Ended      Year Ended
                                              Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 2000   Dec. 31, 1999
---------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS                          $127,793,479    $ 86,068,731    $ 26,567,053     $11,071,528
Operations:
 Net investment income (loss)                    1,125,027       1,272,083         244,392         191,302
 Net realized gain (loss) on sale of
   investments and foreign currency              2,744,338       1,883,661      (1,628,272)     (1,551,864)
 Net change in unrealized appreciation
   (depreciation) of investments and
   translation of foreign currency              (2,195,489)      3,863,205       3,330,430         569,740
 Net change in unrealized appreciation
   (depreciation) of financial futures and
   forward transactions                                  0               0               0               0
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM OPERATIONS                       1,673,876       7,018,949       1,946,550        (790,822)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income                          (1,125,027)     (1,284,267)       (214,194)       (186,534)
 Net realized gain on sale of investments       (1,884,477)              0               0               0
 Tax basis return of capital                             0               0               0               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                      15,335,388      38,101,683      31,131,349      19,315,350
 Reinvestment of dividends                       3,009,504       1,284,267         214,194         213,190
 Cost of shares redeemed                       (31,452,246)     (3,395,884)    (12,632,251)     (3,055,659)
NET INCREASE (DECREASE) IN NET ASSETS
 RESULTING FROM CAPITAL SHARE TRANSACTIONS     (13,107,354)     35,990,066      18,713,292      16,472,881
NET INCREASE (DECREASE) IN NET ASSETS          (14,442,982)     41,724,748      20,445,648      15,495,525
NET ASSETS:
 ENDING NET ASSETS                            $113,350,497    $127,793,479    $ 47,012,701     $26,567,053
SHARE ISSUED AND REDEEMED:
 Shares sold                                       935,066       2,229,286       3,318,293       2,010,909
 Shares issued in reinvestment of dividends        183,915          75,691          22,995          22,806
 Shares redeemed                                (1,934,238)       (205,745)     (1,370,858)       (315,799)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                                      (815,257)      2,099,232       1,970,430       1,717,916
Ending balance of undistributed
 (overdistributed) net investment income      $          0    $          0    $     34,966     $     4,768
---------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                           Large Company Growth Fund
                                                                   International   ---------------------------------
                                                     Growth Fund     Equity Fund                                From
                                   -----------------------------   -------------                      Sept. 20, 1999
                                         For the         For the         For the         For the       (commencement
                                      Year Ended      Year Ended      Year Ended      Year Ended   of operations) to
                                   Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 2000   Dec. 31, 2000       Dec. 31, 1999
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS               $128,495,431    $100,926,722     $        0     $ 50,988,017       $         0
Operations:
 Net investment income (loss)            11,170         123,795          5,200         (386,295)          (55,690)
 Net realized gain (loss) on sale
   of investments and foreign
   currency                           5,600,113      10,638,775         (6,162)        (546,136)          (83,423)
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                 (22,507,557)     10,407,812       (103,902)      (3,299,093)        8,206,260
 Net change in unrealized
   appreciation (depreciation) of
   financial futures and forward
   transactions                               0               0              0                0                 0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS   (16,896,274)     21,170,382       (104,864)      (4,231,524)        8,067,147
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income                        0        (143,727)        (4,500)               0                 0
 Net realized gain on sale of
   investments                      (10,579,479)              0              0                0                 0
 Tax basis return of capital                  0               0              0                0                 0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold           10,275,933      13,327,810      1,824,619       77,253,728        44,008,193
 Reinvestment of dividends           10,579,479         178,395          4,500                0                 0
 Cost of shares redeemed            (16,626,739)     (6,964,151)       (99,268)      (6,125,069)       (1,087,323)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                   4,228,673       6,542,054      1,729,851       71,128,659        42,920,870
NET INCREASE (DECREASE) IN NET
 ASSETS                             (23,247,080)     27,568,709      1,620,487       66,897,135        50,988,017
NET ASSETS:
 ENDING NET ASSETS                 $105,248,351    $128,495,431     $1,620,487     $117,885,152       $50,988,017
SHARE ISSUED AND REDEEMED:
 Shares sold                            460,400         612,846        191,329        6,099,123         4,344,118
 Shares issued in reinvestment of
   dividends                            468,326           8,405            523                0                 0
 Shares redeemed                       (737,141)       (325,078)       (10,501)        (485,007)         (104,555)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                            191,585         296,173        181,351        5,614,116         4,239,563
Ending balance of undistributed
 (overdistributed) net investment
 income                            $     11,170    $          0     $      700     $          0       $         0
--------------------------------------------------------------------------------------------------------------------


                                               Money Market Fund              Small Cap Growth Fund
                                   -----------------------------   --------------------------------
                                         For the         For the         For the            For the
                                      Year Ended      Year Ended      Year Ended         Year Ended
                                   Dec. 31, 2000   Dec. 31, 1999   Dec. 31, 2000   Dec. 31, 1999(1)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
BEGINNING NET ASSETS               $ 42,163,569    $ 26,318,825    $ 23,818,991      $13,294,779
Operations:
 Net investment income (loss)         2,400,916       1,483,105        (249,888)         (49,877)
 Net realized gain (loss) on sale
   of investments and foreign
   currency                              (1,623)             11      (1,287,446)       4,402,871
 Net change in unrealized
   appreciation (depreciation) of
   investments and translation of
   foreign currency                           0               0      (9,225,577)       5,150,330
 Net change in unrealized
   appreciation (depreciation) of
   financial futures and forward
   transactions                               0               0               0                0
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS     2,399,293       1,483,116     (10,762,911)       9,503,324
DISTRIBUTIONS TO SHAREHOLDERS
 FROM:
 Net investment income               (2,400,916)     (1,483,116)              0                0
 Net realized gain on sale of
   investments                                0               0      (7,459,812)               0
 Tax basis return of capital                  0               0      (1,885,722)               0
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold           61,049,011      49,943,149      27,042,179        4,726,759
 Reinvestment of dividends            2,400,916       1,389,785       9,345,534                0
 Cost of shares redeemed            (52,516,400)    (35,488,190)     (6,487,770)      (3,705,871)
NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM CAPITAL
 SHARE TRANSACTIONS                  10,933,527      15,844,744      29,899,943        1,020,888
NET INCREASE (DECREASE) IN NET
 ASSETS                              10,931,904      15,844,744       9,791,498       10,524,212
NET ASSETS:
 ENDING NET ASSETS                 $ 53,095,473    $ 42,163,569    $ 33,610,489      $23,818,991
SHARE ISSUED AND REDEEMED:
 Shares sold                         61,045,579      49,943,177       1,451,200          413,588
 Shares issued in reinvestment of
   dividends                          2,404,348       1,389,786         819,965                0
 Shares redeemed                    (52,516,400)    (35,488,190)       (351,261)        (318,587)
NET INCREASE (DECREASE) IN SHARES
 OUTSTANDING                         10,933,527      15,844,773       1,919,904           95,001
Ending balance of undistributed
 (overdistributed) net investment
 income                            $          0    $          0    $          0      $         0
--------------------------------------------------------------------------------------------------------------------

(1) "Proceeds from shares sold" includes $2,616,673 and "Shares sold" includes 239,403 as a result of the consolidation of the Life & Annuity Trust Strategic Growth Fund.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                            Asset Allocation Fund
                                                              -------------------------------------------------------------------
                                                                  Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                                     2000          1999          1998          1997          1996
                                                              to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                                     2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                            $  14.42      $  13.45      $  11.99       $ 11.42       $ 11.27
  Net investment income (loss)                                     0.31          0.27          0.34          0.60          0.56
  Net realized and unrealized gain (loss) on investments          (0.13)         0.97          2.60          1.73          0.69
  Dividends from net investment income                            (0.31)        (0.26)        (0.34)        (0.60)        (0.56)
  Distributions from net realized gains                           (0.47)        (0.01)        (1.14)        (1.16)        (0.54)
  Tax basis return of capital                                      0.00          0.00          0.00          0.00          0.00
                                                               --------      --------      --------       -------       -------
ENDING NET ASSET VALUE PER SHARE                               $  13.82      $  14.42      $  13.45       $ 11.99       $ 11.42
                                                               ========      ========      ========       =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                    2.19%         2.05%         2.62%         5.20%         5.34%
  Net expenses                                                    1.00%         0.97%         0.92%         0.80%         0.69%
  Gross expenses(1)                                               1.12%         1.17%         1.11%         0.85%         0.80%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                   1.02%         9.33%        25.26%        20.88%        11.46%
Portfolio turnover rate                                             48%           30%           29%          156%            4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                    $270,278      $240,671      $156,241       $86,506       $51,797
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                  Corporate
                                                  Bond Fund                                                    Equity Income Fund
                                  -------------------------   -------------------------------------------------------------------
                                      Jan. 1,     Sept. 20,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,        May 6,
                                         2000       1999(3)          2000          1999          1998          1997       1996(3)
                                  to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                         2000          1999          2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER
  SHARE                             $  9.82       $ 10.00      $  17.09      $  16.00       $ 13.68       $ 10.91       $10.00
  Net investment income (loss)         0.64          0.16          0.17          0.17          0.18          0.14         0.08
  Net realized and unrealized
    gain (loss) on investments         0.32         (0.18)         0.21          1.09          2.34          2.79         0.92
  Dividends from net investment
    income                            (0.64)        (0.16)        (0.17)        (0.17)        (0.18)        (0.14)       (0.08)
  Distributions from net
    realized gains                     0.00          0.00         (0.29)         0.00         (0.02)        (0.02)       (0.01)
  Tax basis return of capital          0.00          0.00          0.00          0.00          0.00          0.00         0.00
                                    -------       -------      --------      --------       -------       -------       ------
ENDING NET ASSET VALUE PER SHARE    $ 10.14       $  9.82      $  17.01      $  17.09       $ 16.00       $ 13.68       $10.91
                                    =======       =======      ========      ========       =======       =======       ======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)        6.53%         5.87%         1.02%         1.16%         1.47%         1.85%        2.31%
  Net expenses                        0.90%         0.90%         1.00%         0.86%         0.80%         0.80%        0.80%
  Gross expenses(1)                   1.25%         1.25%         1.17%         1.12%         1.10%         1.34%        2.51%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                      10.22%        (0.16%)        2.33%         7.90%        18.42%        26.90%        9.95%
Portfolio turnover rate                100%           59%            4%            5%            1%            3%           4%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD
  (000'S OMITTED)                   $71,957       $68,423      $113,350      $127,793       $86,069       $39,888       $9,415
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                           Equity Value Fund                               Growth Fund
                                     ---------------------------------------   ---------------------------------------
                                         Jan. 1,       Jan. 1,        May 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                            2000          1999       1998(3)          2000          1999          1998
                                     to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                            2000          1999          1998          2000          1999          1998
----------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE    $  9.23       $  9.55       $ 10.00      $  24.10      $  20.05      $  16.79
  Net investment income (loss)            0.07          0.08          0.07          0.00          0.02          0.09
  Net realized and unrealized gain
    (loss) on investments                 0.46         (0.32)        (0.45)        (2.95)         4.06          4.65
  Dividends from net investment
    income                               (0.06)        (0.08)        (0.07)         0.00         (0.03)        (0.09)
  Distributions from net realized
    gains                                 0.00          0.00          0.00         (2.09)         0.00         (1.39)
  Tax basis return of capital             0.00          0.00          0.00          0.00          0.00          0.00
                                       -------       -------       -------      --------      --------      --------
ENDING NET ASSET VALUE PER SHARE       $  9.70       $  9.23       $  9.55      $  19.06      $  24.10      $  20.05
                                       =======       =======       =======      ========      ========      ========
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)           0.78%         0.96%         1.54%         0.01%         0.11%         0.51%
  Net expenses                           1.00%         1.06%         1.09%         1.00%         1.07%         1.04%
  Gross expenses(1)                      1.56%         1.53%         2.52%         1.23%         1.27%         1.18%
----------------------------------------------------------------------------------------------------------------------
Total Return(2)                          5.78%        (2.48%)       (3.76%)      (13.60%)       20.41%        28.81%
Portfolio turnover rate                   124%          139%           27%           67%           54%           69%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                             $47,013       $26,567       $11,072      $105,248      $128,495      $100,927
----------------------------------------------------------------------------------------------------------------------

                                                   Growth Fund
                                     -------------------------
                                         Jan. 1,       Jan. 1,
                                            1997          1996
                                     to Dec. 31,   to Dec. 31,
                                            1997          1996
----------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE    $ 15.34       $ 12.91
  Net investment income (loss)            0.19          0.20
  Net realized and unrealized gain
    (loss) on investments                 2.48          2.68
  Dividends from net investment
    income                               (0.19)        (0.20)
  Distributions from net realized
    gains                                (1.03)        (0.25)
  Tax basis return of capital             0.00          0.00
                                       -------       -------
ENDING NET ASSET VALUE PER SHARE       $ 16.79       $ 15.34
                                       =======       =======
RATIO TO AVERAGE NET ASSETS
  (ANNUALIZED):
  Net investment income (loss)           1.19%         1.53%
  Net expenses                           0.65%         0.60%
  Gross expenses(1)                      1.01%         1.12%
----------------------------------------------------------------------------------------------------------------------
Total Return(2)                         17.33%        22.44%
Portfolio turnover rate                   124%           95%
----------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S
  OMITTED)                             $71,944       $33,381
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                         International               Large Company
                           Equity Fund                 Growth Fund                         Money Market Fund
                         -------------   -------------------------   ---------------------------------------
                               July 3,       Jan. 1,     Sept. 20,       Jan. 1,       Jan. 1,       Jan. 1,
                               2000(3)          2000       1999(3)          2000          1999          1998
                           to Dec. 31,   to Dec. 31,   to Dec. 31,   to June 30,   to Dec. 31,   to Dec. 31,
                                  2000          2000          1999          2000          1999          1998
------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET
  VALUE PER SHARE           $ 10.00       $  12.03       $ 10.00       $  1.00       $  1.00       $  1.00
  Net investment income
    (loss)                     0.03          (0.04)        (0.01)         0.06          0.04          0.05
  Net realized and
    unrealized gain
    (loss) on
    investments               (1.06)         (0.03)         2.04          0.00          0.00          0.00
  Dividends from net
    investment income         (0.03)          0.00          0.00         (0.06)        (0.04)        (0.05)
  Distributions from
    net realized gains         0.00           0.00          0.00          0.00          0.00          0.00
  Return of capital            0.00           0.00          0.00          0.00          0.00          0.00
                            -------       --------       -------       -------       -------       -------
ENDING NET ASSET VALUE
  PER SHARE                 $  8.94       $  11.96       $ 12.03       $  1.00       $  1.00       $  1.00
                            =======       ========       =======       =======       =======       =======
RATIO TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Net investment income
    (loss)                    0.98%         (0.42%)       (0.47%)        5.64%         4.45%         4.62%
  Net expenses                1.00%          1.00%         1.00%         0.85%         0.86%         0.82%
  Gross expenses(1)           2.40%          1.43%         1.43%         0.90%         1.07%         1.28%
------------------------------------------------------------------------------------------------------------
Total Return(2)             (10.33%)(4)     (0.58%)       20.30%         5.76%         4.46%         4.77%
Portfolio turnover rate         19%             8%            0%           N/A           N/A           N/A
------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF
  PERIOD (000'S
  OMITTED)                  $ 1,620       $117,885       $50,988       $53,095       $42,164       $26,319
------------------------------------------------------------------------------------------------------------


                                 Money Market Fund
                         -------------------------
                             Jan. 1,       Jan. 1,
                                1997          1996
                         to Dec. 31,   to Dec. 31,
                                1997          1996
------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET
  VALUE PER SHARE          $  1.00       $  1.00
  Net investment income
    (loss)                    0.05          0.05
  Net realized and
    unrealized gain
    (loss) on
    investments               0.00          0.00
  Dividends from net
    investment income        (0.05)        (0.05)
  Distributions from
    net realized gains        0.00          0.00
  Return of capital           0.00          0.00
                           -------       -------
ENDING NET ASSET VALUE
  PER SHARE                $  1.00       $  1.00
                           =======       =======
RATIO TO AVERAGE NET
  ASSETS (ANNUALIZED):
  Net investment income
    (loss)                   4.95%         4.64%
  Net expenses               0.53%         0.51%
  Gross expenses(1)          1.07%         1.22%
------------------------------------------------------------------------------------------------------------
Total Return(2)              5.04%         4.72%
Portfolio turnover rate        N/A           N/A
------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF
  PERIOD (000'S
  OMITTED)                 $14,788       $12,667
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
FINANCIAL HIGHLIGHTS

                                                                                                            Small Cap Growth Fund
                                                              -------------------------------------------------------------------
                                                                  Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,       Jan. 1,
                                                                     2000          1999          1998          1997          1996
                                                              to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,   to Dec. 31,
                                                                     2000          1999          1998          1997          1996
---------------------------------------------------------------------------------------------------------------------------------
BEGINNING NET ASSET VALUE PER SHARE                             $ 18.09      $  10.88      $  12.77       $ 13.50       $ 11.21
  Net investment income (loss)                                    (0.08)        (0.04)         0.03          0.01          0.02
  Net realized and unrealized gain (loss) on investments          (3.71)         7.25         (1.89)         1.24          3.51
  Dividends from net investment income                             0.00          0.00         (0.03)        (0.01)        (0.02)
  Distributions from net realized gains                           (3.15)         0.00          0.00         (1.59)        (1.22)
  Tax basis return of capital                                     (0.77)         0.00          0.00         (0.38)         0.00
                                                                -------      --------      --------       -------       -------
ENDING NET ASSET VALUE PER SHARE                                $ 10.38      $  18.09      $  10.88       $ 12.77       $ 13.50
                                                                =======      ========      ========       =======       =======
RATIO TO AVERAGE NET ASSETS (ANNUALIZED):
  Net investment income (loss)                                  (0.72)%       (0.37)%         0.31%         0.07%         0.16%
  Net expenses                                                    1.20%         0.95%         0.80%         0.80%         0.80%
  Gross expenses(1)                                               2.41%         1.94%         1.51%         1.88%         2.82%
---------------------------------------------------------------------------------------------------------------------------------
Total Return(2)                                                (22.58)%        66.27%      (14.47)%         9.87%        31.47%
Portfolio turnover rate                                            260%          314%          135%          209%          195%
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT END OF PERIOD (000'S OMITTED)                     $33,610      $ 23,819      $ 13,295       $11,482       $ 6,091
---------------------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

WELLS FARGO VARIABLE TRUST
NOTES TO FINANCIAL HIGHLIGHTS

(1) During each period, various fees and expenses were waived and reimbursed. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 8).

(2) Total return calculations do not include any insurance costs, and would have been lower had certain expenses not been waived or reimbursed during the period shown. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. Total returns for periods less than one year are not annualized.

(3) Commencement of operations.

(4) Since inception return.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS

1.   ORGANIZATION

Wells Fargo Variable Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust consists of nine separate diversified funds (each, a "Fund", collectively, the "Funds") as of the end of the reporting period: the Asset Allocation, Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Large Company Growth, Money Market, and Small Cap Growth Funds. The Funds are available exclusively as pooled funding vehicles for certain participating life insurance companies offering variable annuity contracts and variable life insurance policies.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies which are consistently followed by the Trust in the preparation of its financial statements are in conformity with generally accepted accounting principles ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities for all Funds, except the Money Market Fund, are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange or the National Association of Securities Dealers Automated Quotation ("NASDAQ") National Market are valued at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Trust's Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

The Money Market Fund values its shares at 12:00 p.m. (Eastern Time) each business day. The Money Market Fund invests only in securities with remaining maturities not exceeding 397 days (13 months). Securities held in the Money Market Fund and debt securities maturing in 60 days or less are valued using the amortized cost method. The Money Market Fund seeks to maintain a constant net asset value of $1.00 per share, although there is no assurance that it will be able to do so.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars at the mean of the bid and ask price of such currencies against U.S. dollars as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and
(ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising

NOTES TO FINANCIAL STATEMENTS

from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

REPURCHASE AGREEMENTS

Each Fund may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Bank, N.A. ("WFB"). The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Funds' custodians' responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Funds are collateralized by instruments such as U.S. Treasury or federal agency obligations.

FUTURES CONTRACTS

The Asset Allocation and Equity Value Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On December 31, 2000, the Asset Allocation Fund held the following long futures contracts:

                                                                                                 Notional       Net Unrealized
CONTRACTS                                                     Type         Expiration Date    Contract Value      Depreciation
------------------------------------------------------------------------------------------------------------------------------
17                                                        S&P 500 Index      March, 2001        $5,673,750        $(172,125)

The Asset Allocation Fund has pledged to brokers U.S. Treasury bills for initial margin requirements with a par value of $375,000.

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward currency exchange contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Based on exchange rates at December 31, 2000, the Corporate Bond Fund had entered into a forward foreign currency contract under which it is obligated to exchange currencies at a specified future date. The Fund had an outstanding contract to sell 219,000 EURO and receive $192,457 on March 27, 2001, and another contract to sell 51,000 British Pounds and receive $74,216 on March 15, 2001. Net unrealized depreciation of $(15,916) on these contracts is included in the accompanying financial statements.

NOTES TO FINANCIAL STATEMENTS

RECLASSIFICATION OF CAPITAL ACCOUNTS

On the Statement of Assets and Liabilities, as a result of permanent book-to-tax differences, reclassification adjustments were made as follows:

                                                             Undistributed            Undistributed
                                                             Net Investment           Net Realized
FUND                                                             Income                Gain/(Loss)            Paid-in Capital
-----------------------------------------------------------------------------------------------------------------------------
Corporate Bond Fund                                             $ (2,143)              $    2,152               $        (9)
Growth Fund                                                            0                   (6,514)                    6,514
Large Company Growth Fund                                        386,295                 (136,079)                 (250,216)
Small Cap Growth Fund                                            249,888                 (241,222)                   (8,666)

DISTRIBUTIONS TO SHAREHOLDERS

Dividends to shareholders from net investment income, if any, for the Growth, International Equity, Large Company Growth, and Small Cap Growth Funds are declared and distributed annually. Dividends to shareholders from net investment income, if any, for the Asset Allocation, Equity Income, and Equity Value Funds are declared and distributed quarterly. Dividends to shareholders from net investment income, if any, for the Corporate Bond and Money Market Funds are declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from generally accepted accounting principles. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. The differences between the income or gains distributed on a book versus tax basis are shown as excess distributions of net investment income and net realized gain on sales of investments in the accompanying Statements of Changes in Net Assets. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined in the Code, and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at December 31, 2000.

NOTES TO FINANCIAL STATEMENTS

The following Funds had net capital loss carryforwards at December 31, 2000, which are available to offset future net realized capital gains:

                                                                                    Capital Loss
FUND                                                         Year Expires           Carryforwards
-------------------------------------------------------------------------------------------------
Corporate Bond Fund                                              2007                $   34,524
                                                                 2008                 1,233,635
Equity Value Fund                                                2006                    79,556
                                                                 2007                 1,202,701
                                                                 2008                 1,488,881
International Equity Fund                                        2008                     3,640
Money Market Fund                                                2008                       391

For tax purposes, some Funds have current year post-October capital losses that will be recognized on the first day of the succeeding year. The Funds and the amounts are as follows:

                                                                Post-October
FUND                                                          Capital Losses
----------------------------------------------------------------------------
Corporate Bond Fund                                             $  175,340
Growth Fund                                                        652,456
Large Company Growth Fund                                          792,956
Money Market Fund                                                    1,232
Small Cap Growth Fund                                            6,598,405

3.   ADVISORY FEES

The Trust has entered into an advisory contract on behalf of the Funds with WFB. Pursuant to the contract, WFB has agreed to provide the Funds with daily portfolio management, for which WFB is entitled to be paid a monthly advisory fee at the following annual rates:

                                                                               % of Average
FUND                                                                       Daily Net Assets
-------------------------------------------------------------------------------------------
Asset Allocation Fund                                                                  0.55
Corporate Bond Fund                                                                    0.45
Equity Income Fund                                                                     0.55
Equity Value Fund                                                                      0.55
Growth Fund                                                                            0.55
International Equity Fund                                                              0.75
Large Company Growth Fund                                                              0.55
Money Market Fund                                                                      0.40
Small Cap Growth Fund                                                                  0.75

Wells Fargo Funds Management, LLC ("Funds Management") is expected to assume investment advisory responsibilities for each of the Funds on or about March 1, 2001. Funds Management, an indirect wholly-owned subsidiary of Wells Fargo & Company and an affiliate of Wells Fargo Bank, was created to succeed to the mutual fund advisory responsibilities of Wells

NOTES TO FINANCIAL STATEMENTS

Fargo Bank in early 2001. The Funds' advisor is responsible for developing the investment policies and guidelines for the Funds, and for supervising the sub-advisors who are responsible for the day-to-day portfolio management of the Funds. Because Funds Management is not expected to assume the mutual fund advisory responsibilities of Wells Fargo Bank until on or about March 1, 2001, there will be a transition period whereby Wells Fargo Bank retains these responsibilities until Funds Management becomes operational. The advisory fee rates shown above will not change as a result of this transition.

Wells Capital Management Incorporated ("WCM"), a wholly-owned subsidiary of WFB, acts as investment sub-advisor to the Corporate Bond, Equity Income, Equity Value, Growth, International Equity, Money Market, and Small Cap Growth Funds. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Equity Income, Equity Value, Growth, International Equity and Small Cap Growth Funds, a monthly fee at the annual rate of 0.25% of each Fund's average daily net assets up to $200 million, 0.20% for the next $200 million and 0.15% of the Fund's average daily net assets in excess of $400 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Corporate Bond Fund, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets up to $400 million, 0.125% for the next $400 million and 0.10% of the Fund's average daily net assets in excess of $800 million. WCM is entitled to receive from WFB, as compensation for its sub-advisory services to the Money Market Fund, a monthly fee at the annual rate of 0.05% of the Fund's average daily net assets up to $1 billion and 0.04% of the Fund's average daily net assets in excess of $1 billion.

Barclays Global Fund Advisors ("BGFA"), a wholly-owned subsidiary of Barclays Global Investors, N.A. ("BGI") and indirect subsidiary of Barclays Bank PLC, acts as sub-advisor to the Asset Allocation Fund. BGFA is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.15% of the Fund's average daily net assets.

Peregrine Capital Management Incorporated ("Peregrine") acts as sub-advisor to the Large Company Growth Fund. Peregrine is entitled to receive from WFB, as compensation for its sub-advisory services, a monthly fee at the annual rate of 0.75% of the Fund's average daily net assets up to $25 million, 0.60% of the Fund's average daily net assets for the next $25 million, 0.50% of the Fund's average daily net assets for the next $225 million, and 0.30% of the Fund's average daily net assets in excess of $275 million.

4.   DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, with the exception of the Money Market Fund, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Stephens Inc. ("Stephens") at a rate of 0.25% of the average daily net assets of each Fund. The distribution fees paid on behalf of the Funds for the period ended December 31, 2000 are disclosed on the Statement of Operations.

5.   ADMINISTRATION FEES

The Trust has entered into an administration agreement on behalf of the Funds with Funds Management whereby Funds Management is entitled to receive monthly fees at the annual rate of 0.15% of each Fund's average daily net assets. WFB formerly provided these services during the reporting period and since the inception of the Trust at the same rates.

6.   TRANSFER AGENT FEES

The Trust has entered into a transfer agency agreement on behalf of the Funds with Boston Financial Data Services ("BFDS"). WFB has been engaged by BFDS to provide sub-transfer agency services for the Funds. For providing such services, BFDS is entitled to receive a per-account fee plus transaction fees and certain out-of-pocket costs. BFDS is also entitled to receive a complex base fee from all the Funds of the Trust, Wells Fargo Core Trust and Wells Fargo Funds Trust. The transfer agency fees paid by the Funds for the year ended December 31, 2000 are disclosed on the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS

7.   OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Forum Accounting Services, LLC ("Forum") provides portfolio accounting services to the Funds. For these services, Forum is entitled to receive a fixed monthly per fund fee, a basis point fee of 0.0025% of the average daily net assets of each Fund, and will be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

The Trust has entered into a contract on behalf of each Fund (other than the Asset Allocation Fund, for which BGI serves as custodian) with Wells Fargo Bank Minnesota, N.A. ("WFB MN"), an affiliated party, whereby WFB MN is responsible for providing custody services for the Funds. Pursuant to the contract, WFB MN is entitled to 0.02% of the average daily net assets of each Fund.

BGI, a wholly-owned subsidiary of Barclays Global Investors Inc., acts as custodian to the Asset Allocation Fund. BGI is not entitled to receive compensation for its custodial services to the Fund so long as BGFA is entitled to receive compensation for providing investment sub-advisory services to the Fund.

8.   WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended December 31, 2000, were waived by WFB.

9.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Fund for the period ended December 31, 2000, were as follows:

                         AGGREGATE PURCHASES AND SALES

                            FUND                                Purchases at Cost           Sales Proceeds
----------------------------------------------------------------------------------------------------------
Asset Allocation Fund                                             $141,350,489               $122,320,091
Corporate Bond Fund                                                 68,527,625                 71,672,799
Equity Income Fund                                                   4,824,384                 18,242,345
Equity Value Fund                                                   54,528,332                 37,744,210
Growth Fund                                                         78,190,969                 82,052,901
International Equity Fund                                            1,640,939                    185,570
Large Company Growth Fund                                           77,530,639                  7,225,460
Small Cap Growth Fund                                              103,232,570                 84,173,358

The Money Market Fund, not reflected in this schedule, trades exclusively in short-term securities.

10.   REORGANIZATION

Concurrent with the establishment of the Trust, the Board of Trustees of the Life & Annuity Trust ("LAT") and the Board of Trustees of the Norwest Select Funds ("Select") approved a consolidation agreement providing for the acquisition of the assets and the assumption of liabilities of certain LAT and Norwest Select Funds into the Wells Fargo Variable Trust Funds.

NOTES TO FINANCIAL STATEMENTS

Effective on the close of business September 17, 1999, the LAT and/or Select Funds were consolidated into the respective Wells Fargo Variable Trust Funds through an exchange of shares as follows:

LIFE & ANNUITY TRUST FUND            NORWEST SELECT FUND                  WELLS FARGO VARIABLE TRUST FUND
------------------------------------------------------------------------------------------------------------------
Asset Allocation Fund*                                                    Asset Allocation Fund
U.S. Government Allocation Fund      Income Fund                          Corporate Bond Fund**
                                     Income Equity Fund*                  Equity Income Fund
Equity Value Fund*                                                        Equity Value Fund
Growth Fund*                                                              Growth Fund
                                     ValuGrowth Stock Fund                Large Company Growth Fund**
Money Market Fund*                                                        Money Market Fund
Strategic Growth Fund                Small Company Stock Fund*            Small Cap Growth Fund

---------------
 * Accounting survivor
** New fund (no accounting survivor)

In the consolidation, the Wells Fargo Variable Trust Small Cap Growth Fund acquired all of the net assets of the LAT Strategic Growth Fund and Norwest Select Small Company Stock Fund. The LAT Strategic Growth Fund exchanged its 173,629 shares (valued at $2,616,673) for 239,403 shares of the Wells Fargo Variable Trust Small Cap Growth Fund. The net assets of the LAT Strategic Growth Fund included unrealized appreciation of $270,587.

The Wells Fargo Variable Trust Corporate Bond and Large Company Growth Funds did receive assets from LAT and Select Trust Funds, but have different investment objectives and other operating differences, and therefore they do not have an accounting survivor and commenced operations on September 20, 1999 for financial reporting purposes.

11.   NEW ACCOUNTING PRONOUNCEMENT

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised guide will require various changes to financial statement disclosures. The guide will also require that a fund amortize premium and accrete discounts on all fixed-income securities and classify as interest income gains and losses on paydowns on mortgage-backed securities. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gains and losses. The impact of adopting this change is not anticipated to have a material impact on the fund's financial statements in 2001.

                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF TRUSTEES AND SHAREHOLDERS
OF WELLS FARGO VARIABLE TRUST FUNDS:

     We have audited the accompanying statements of assets and liabilities of Asset Allocation Fund, Corporate Bond Fund, Equity Income Fund, Equity Value Fund, Growth Fund, International Equity Fund, Large Company Growth Fund, Money Market Fund and Small Cap Growth Fund (collectively, "the Funds"), portfolios of Wells Fargo Variable Trust Funds, including the schedules of investments, as of December 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for each of the years or periods indicated herein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of December 31, 2000, the results of their operations, changes in their net assets and their financial highlights for the years or periods presented above in conformity with generally accepted accounting principles.

                                         /s/ KPMG LLP

San Francisco, California
February 2, 2001

TAX INFORMATION (UNAUDITED)

The table below shows the percentage of net investment income distributed by a Fund that qualifies as a corporate dividends-received deduction. Pursuant to
Section 854(b)(2) of the Internal Revenue Code, the Funds designate these percentages as qualifying for the corporate dividends-received deduction:

                                                              Dividends-Received Deduction
                                                                  (% of Net Investment
                            FUND                                  Income Distributed)
------------------------------------------------------------------------------------------
Asset Allocation Fund                                                               26.53%
Equity Income Fund                                                                 100.00%
Equity Value Fund                                                                  100.00%

The table below shows the distributions form net realized gains that qualify as capital gain dividends. Pursuant to Section 852(b)(3) of the Internal Revenue Code, the Funds designate these amounts as capital gain dividends:

                            FUND                              Capital Gain Dividends
------------------------------------------------------------------------------------
Asset Allocation Fund                                         $            4,800,725
Equity Income Fund                                                         1,332,763
Growth Fund                                                               10,579,479
Small Cap Growth Fund                                                        317,974

                             LIST OF ABBREVIATIONS

     The following is a list of common abbreviations for terms and entities which may have appeared in this report.

    ABAG         --  Association of Bay Area Governments
    ADR          --  American Depository Receipts
    AMBAC        --  American Municipal Bond Assurance Corporation
    AMT          --  Alternative Minimum Tax
    ARM          --  Adjustable Rate Mortgages
    BART         --  Bay Area Rapid Transit
    CDA          --  Community Development Authority
    CDSC         --  Contingent Deferred Sales Charge
    CGIC         --  Capital Guaranty Insurance Company
    CGY          --  Capital Guaranty Corporation
    CMT          --  Constant Maturity Treasury
    COFI         --  Cost of Funds Index
    CONNIE LEE   --  Connie Lee Insurance Company
    COP          --  Certificate of Participation
    CP           --  Commercial Paper
    CTF          --  Common Trust Fund
    DW&P         --  Department of Water & Power
    DWR          --  Department of Water Resources
    EDFA         --  Education Finance Authority
    FGIC         --  Financial Guaranty Insurance Corporation
    FHA          --  Federal Housing Authority
    FHLB         --  Federal Home Loan Bank
    FHLMC        --  Federal Home Loan Mortgage Corporation
    FNMA         --  Federal National Mortgage Association
    FRN          --  Floating Rate Notes
    FSA          --  Financial Security Assurance, Inc.
    GNMA         --  Government National Mortgage Association
    GO           --  General Obligation
    HFA          --  Housing Finance Authority
    HFFA         --  Health Facilities Financing Authority
    IDA          --  Industrial Development Authority
    LIBOR        --  London Interbank Offered Rate
    LLC          --  Limited Liability Corporation
    LOC          --  Letter of Credit
    LP           --  Limited Partnership
    MBIA         --  Municipal Bond Insurance Association
    MFHR         --  Multi-Family Housing Revenue
    MUD          --  Municipal Utility District
    MTN          --  Medium Term Note
    PCFA         --  Pollution Control Finance Authority
    PCR          --  Pollution Control Revenue
    PFA          --  Public Finance Authority
    PLC          --  Private Placement
    PSFG         --  Public School Fund Guaranty
    RAW          --  Revenue Anticipation Warrants
    RDA          --  Redevelopment Authority
    RDFA         --  Redevelopment Finance Authority
    R&D          --  Research & Development
    SFMR         --  Single Family Mortgage Revenue
    TBA          --  To Be Announced
    TRAN         --  Tax Revenue Anticipation Notes
    USD          --  Unified School District
    V/R          --  Variable Rate
    WEBS         --  World Equity Benchmark Shares

American Skandia Life
Assurance Company                                                        PRSRT STD
Tower One Corporate Drive                                                US Postage
Shelton, CT 06484                                                           PAID
                                                                   (LOGO) FULFILLMENT CTR

This report and the financial statements contained herein are submitted for the general information of the contract holders of the Stagecoach Variable Annuity, Stagecoach Variable Annuity Plus, Stagecoach Extra Credit Variable Annuity, and the Stagecoach Variable Annuity Flex. If this report is used for promotional purposes, distribution of the report must be accompanied or proceeded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-680-8920. Read the prospectus carefully before you invest.

Printed on Recycled Paper         (C)2000 American Skandia         AR 014 (2/01)